UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 100.2%

AUTOMOBILES & COMPONENTS - 1.1%
3,241	*	American Axle & Manufacturing Holdings, Inc	$54
10,302		BorgWarner, Inc	542
1,988		Cooper Tire & Rubber Co	57
605	*,e	Cooper-Standard Holding, Inc	38
6,736		Dana Holding Corp	129
1,200	e	Dorman Products, Inc	48
1,013		Drew Industries, Inc	43
1,256	*	Federal Mogul Corp (Class A)	19
171,512		Ford Motor Co	2,537
520	*	Fox Factory Holding Corp	8
735	*	Fuel Systems Solutions, Inc	7
70,054		General Motors Co	2,237
5,959		Gentex Corp	159
1,535	*	Gentherm, Inc	65
10,982		Goodyear Tire & Rubber Co	248
9,642		Harley-Davidson, Inc	561
29,320		Johnson Controls, Inc	1,290
3,584		Lear Corp	310
2,342	*	Modine Manufacturing Co	28
670	*	Motorcar Parts of America, Inc	18
641		Remy International, Inc	13
357		Shiloh Industries, Inc	6
1,983		Spartan Motors, Inc	9
909		Standard Motor Products, Inc	31
1,336	*	Stoneridge, Inc	15
157		Strattec Security Corp	13
1,205		Superior Industries International, Inc	21
2,780	*	Tenneco, Inc	145
4,193	*,e	Tesla Motors, Inc	1,018
2,018		Thor Industries, Inc	104
897	*	Tower International, Inc	23
4,890	*	TRW Automotive Holdings Corp	495
1,933	*	Visteon Corp	188
1,327	*	Winnebago Industries, Inc	29

		TOTAL AUTOMOBILES & COMPONENTS	10,508

BANKS - 6.0%
810		1st Source Corp	23
1,172		1st United Bancorp, Inc	10
374		American National Bankshares, Inc	9
1,244		Ameris Bancorp	27
387		Ames National Corp	9
1,475		Apollo Residential Mortgage	23
609	e	Arrow Financial Corp	15
7,538		Associated Banc-Corp	131
4,208		Astoria Financial Corp	52
1,300	e	Banc of California, Inc	15
333		Bancfirst Corp	21
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	47
4,426		Bancorpsouth, Inc	89
2,688		Bank Mutual Corp	17
460,741		Bank of America Corp	7,856
1,629		Bank of Hawaii Corp	93
291		Bank of Kentucky Financial Corp	13
288		Bank of Marin Bancorp	13
3,526		Bank of the Ozarks, Inc	111
1,044		BankFinancial Corp	11
2,795		BankUnited	85
824		Banner Corp	32
31,706		BB&T Corp	1,180
3,505		BBCN Bancorp, Inc	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

316	*	BBX Capital Corp	$5
1,295	*	Beneficial Mutual Bancorp, Inc	17
1,072		Berkshire Hills Bancorp, Inc	25
1,165	*	Blue Hills Bancorp, Inc	15
812		BNC Bancorp	13
559	*	BofI Holding, Inc	41
1,204		BOK Financial Corp	80
3,543		Boston Private Financial Holdings, Inc	44
354		Bridge Bancorp, Inc	8
475	*	Bridge Capital Holdings	11
3,533		Brookline Bancorp, Inc	30
630		Bryn Mawr Bank Corp	18
460		Camden National Corp	16
1,121	*	Capital Bank Financial Corp	27
831		Capital City Bank Group, Inc	11
5,890		Capitol Federal Financial	70
1,503		Cardinal Financial Corp	26
1,376	*	Cascade Bancorp	7
3,338		Cathay General Bancorp	83
1,148		Centerstate Banks of Florida, Inc	12
987		Central Pacific Financial Corp	18
152		Century Bancorp, Inc	5
1,050		Charter Financial Corp	11
747		Chemical Financial Corp	20
8,710		CIT Group, Inc	400
133,607		Citigroup, Inc	6,923
533		Citizens & Northern Corp	10
140	e	City Holding Co	6
2,136		City National Corp	162
856		Clifton Bancorp, Inc	11
498		CNB Financial Corp	8
1,740		CoBiz, Inc	19
2,323		Columbia Banking System, Inc	58
8,538		Comerica, Inc	426
3,590		Commerce Bancshares, Inc	160
1,740		Community Bank System, Inc	58
406		Community Trust Bancorp, Inc	14
449	*	CommunityOne Bancorp	4
1,146		ConnectOne Bancorp, Inc	22
411	*	CU Bancorp	8
2,022		Cullen/Frost Bankers, Inc	155
1,005	*	Customers Bancorp, Inc	18
4,428		CVB Financial Corp	64
1,609		Dime Community Bancshares	23
946	*	Eagle Bancorp, Inc	30
6,300		East West Bancorp, Inc	214
301		Enterprise Bancorp, Inc	6
828		Enterprise Financial Services Corp	14
670		ESB Financial Corp	8
1,839	*	Essent Group Ltd	39
3,701		EverBank Financial Corp	65
384		Federal Agricultural Mortgage Corp (Class C)	12
470		Fidelity Southern Corp	6
37,559		Fifth Third Bancorp	752
664		Financial Institutions, Inc	15
720		First Bancorp (NC)	12
4,520	*	First Bancorp (Puerto Rico)	21
498		First Bancorp, Inc	8
3,831		First Busey Corp	21
180		First Business Financial Services, Inc	8
225		First Citizens Bancshares, Inc (Class A)	49
4,700		First Commonwealth Financial Corp	39
680		First Community Bancshares, Inc	10
886		First Connecticut Bancorp	13
510		First Defiance Financial Corp	14
2,653		First Financial Bancorp	42
2,876	e	First Financial Bankshares, Inc	80
590		First Financial Corp	18
814		First Financial Northwest, Inc	8
10,417		First Horizon National Corp	128
654		First Interstate Bancsystem, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,580		First Merchants Corp	$32
3,929		First Midwest Bancorp, Inc	63
670	*	First NBC Bank Holding Co	22
15,757		First Niagara Financial Group, Inc	131
288		First of Long Island Corp	10
6,074		First Republic Bank	300
6,780		FirstMerit Corp	119
890	*	Flagstar Bancorp, Inc	15
1,327		Flushing Financial Corp	24
7,364		FNB Corp	88
752		Fox Chase Bancorp, Inc	12
689		Franklin Financial Corp	13
8,756		Fulton Financial Corp	97
602		German American Bancorp, Inc	16
3,468		Glacier Bancorp, Inc	90
500		Great Southern Bancorp, Inc	15
710		Guaranty Bancorp	10
3,896		Hancock Holding Co	125
1,525		Hanmi Financial Corp	31
928		Heartland Financial USA, Inc	22
1,007		Heritage Commerce Corp	8
1,277		Heritage Financial Corp	20
917		Heritage Oaks Bancorp	6
2,256		Home Bancshares, Inc	66
3,132		Home Loan Servicing Solutions Ltd	66
444		HomeStreet, Inc	8
980	*	HomeTrust Bancshares, Inc	14
259		Horizon Bancorp	6
23,813		Hudson City Bancorp, Inc	231
754		Hudson Valley Holding Corp	14
38,444		Huntington Bancshares, Inc	374
1,370		IBERIABANK Corp	86
1,031		Independent Bank Corp (MA)	37
1,023		Independent Bank Corp (MI)	12
406		Independent Bank Group, Inc	19
2,385		International Bancshares Corp	59
15,576		Investors Bancorp, Inc	158
166,398		JPMorgan Chase & Co	10,024
638	*	Kearny Financial Corp	8
38,977		Keycorp	520
890	*	Ladder Capital Corp	17
1,185		Lakeland Bancorp, Inc	12
734		Lakeland Financial Corp	28
5,743	e	M&T Bank Corp	708
1,090		Macatawa Bank Corp	5
731		MainSource Financial Group, Inc	13
3,188		MB Financial, Inc	88
724		Mercantile Bank Corp	14
273		Merchants Bancshares, Inc	8
609	*	Meridian Bancorp, Inc	6
241		Meta Financial Group, Inc	8
14,797	*	MGIC Investment Corp	116
265		Midsouth Bancorp, Inc	5
334		MidWestOne Financial Group, Inc	8
2,387		National Bank Holdings Corp	46
357	e	National Bankshares, Inc	10
6,208		National Penn Bancshares, Inc	60
928	*,e	Nationstar Mortgage Holdings, Inc	32
1,992		NBT Bancorp, Inc	45
19,210	e	New York Community Bancorp, Inc	305
1,173	*	NewBridge Bancorp	9
2,265	*,e	NMI Holdings, Inc	20
2,646		Northfield Bancorp, Inc	36
302		Northrim BanCorp, Inc	8
4,319		Northwest Bancshares, Inc	52
741		OceanFirst Financial Corp	12
4,688	*	Ocwen Financial Corp	123
2,272		OFG Bancorp	34
343		Old Line Bancshares, Inc	5
4,647		Old National Bancorp	60
700		OmniAmerican Bancorp, Inc	18
232	*	Opus Bank	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,090		Oritani Financial Corp	$29
991		Pacific Continental Corp	13
726	*	Pacific Premier Bancorp, Inc	10
4,503		PacWest Bancorp	186
529	e	Park National Corp	40
1,481		Park Sterling Bank	10
534		Peapack Gladstone Financial Corp	9
221		Penns Woods Bancorp, Inc	9
720	*	Pennsylvania Commerce Bancorp, Inc	17
575	*	PennyMac Financial Services, Inc	8
595		Peoples Bancorp, Inc	14
333	e	Peoples Financial Services Corp	15
12,770		People’s United Financial, Inc	185
1,766		Pinnacle Financial Partners, Inc	64
23,390		PNC Financial Services Group, Inc	2,002
4,451	*	Popular, Inc	131
564	*	Preferred Bank	13
3,026		PrivateBancorp, Inc	90
3,092		Prosperity Bancshares, Inc	177
2,748		Provident Financial Services, Inc	45
8,440	e	Radian Group, Inc	120
63,781		Regions Financial Corp	640
1,263		Renasant Corp	34
612		Republic Bancorp, Inc (Class A)	14
1,454	*,e	Republic First Bancorp, Inc	6
1,211		S&T Bancorp, Inc	28
1,250		Sandy Spring Bancorp, Inc	29
735	*	Seacoast Banking Corp of Florida	8
370		Sierra Bancorp	6
2,150	*	Signature Bank	241
905		Simmons First National Corp (Class A)	35
1,104		South State Corp	62
134	e	Southside Bancshares, Inc	4
740		Southwest Bancorp, Inc	12
1,614		State Bank & Trust Co	26
4,266		Sterling Bancorp/DE	55
615		Stock Yards Bancorp, Inc	19
443		Stonegate Bank	11
601	*,e	Stonegate Mortgage Corp	8
513		Suffolk Bancorp	10
385	*	Sun Bancorp, Inc	7
23,516		SunTrust Banks, Inc	894
8,530		Susquehanna Bancshares, Inc	85
2,227	*	SVB Financial Group	250
5,186		Synovus Financial Corp	123
774		Talmer Bancorp Inc	11
7,501		TCF Financial Corp	116
700		Territorial Bancorp, Inc	14
1,877	*	Texas Capital Bancshares, Inc	108
3,346		TFS Financial Corp	48
1,514	*	The Bancorp, Inc	13
664		Tompkins Trustco, Inc	29
1,255	e	TowneBank	17
286		Tree.com, Inc	10
726	e	Trico Bancshares	16
943	*	Tristate Capital Holdings, Inc	9
5,202		Trustco Bank Corp NY	33
3,090		Trustmark Corp	71
1,665		UMB Financial Corp	91
8,434		Umpqua Holdings Corp	139
2,125		Union Bankshares Corp	49
2,963	e	United Bankshares, Inc	92
2,012		United Community Banks, Inc	33
1,829		United Community Financial Corp	9
2,342		United Financial Bancorp, Inc (New)	30
792		Univest Corp of Pennsylvania	15
75,220		US Bancorp	3,146
9,153	e	Valley National Bancorp	89
1,734		ViewPoint Financial Group	42
568	*	Walker & Dunlop, Inc	8
4,118		Washington Federal, Inc	84
881		Washington Trust Bancorp, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,507		Waterstone Financial, Inc	$17
4,133		Webster Financial Corp	120
209,407		Wells Fargo & Co	10,862
1,213		WesBanco, Inc	37
746		West Bancorporation, Inc	11
1,162	e	Westamerica Bancorporation	54
3,370	*	Western Alliance Bancorp	81
2,922		Wilshire Bancorp, Inc	27
2,058		Wintrust Financial Corp	92
320		WSFS Financial Corp	23
965	*	Yadkin Financial Corp	18
8,430		Zions Bancorporation	245

		TOTAL BANKS	57,365

CAPITAL GOODS - 7.9%
28,702		3M Co	4,067
3,330		A.O. Smith Corp	157
1,914		Aaon, Inc	33
1,829		AAR Corp	44
2,045	*	Accuride Corp	8
1,483		Aceto Corp	29
3,131		Actuant Corp (Class A)	96
1,904		Acuity Brands, Inc	224
880	*	Advanced Drainage Systems, Inc	18
4,368	*	Aecom Technology Corp	147
1,808	*	Aegion Corp	40
831	*	Aerovironment, Inc	25
4,228		AGCO Corp	192
4,494		Air Lease Corp	146
2,801		Aircastle Ltd	46
374		Alamo Group, Inc	15
1,351		Albany International Corp (Class A)	46
4,471		Allegion plc	213
1,338		Alliant Techsystems, Inc	171
5,956		Allison Transmission Holdings, Inc	170
1,234		Altra Holdings, Inc	36
909	*	Ameresco, Inc	6
440	e	American Railcar Industries, Inc	33
373		American Science & Engineering, Inc	21
475	*	American Woodmark Corp	18
10,645		Ametek, Inc	534
1,353		Apogee Enterprises, Inc	54
1,924		Applied Industrial Technologies, Inc	88
420		Argan, Inc	14
2,325	*	Armstrong World Industries, Inc	130
4,418	*	ArvinMeritor, Inc	48
729		Astec Industries, Inc	27
697	*	Astronics Corp	33
1,128		AZZ, Inc	47
4,672		Babcock & Wilcox Co	129
2,453		Barnes Group, Inc	74
4,244	*	BE Aerospace, Inc	356
2,092	*	Beacon Roofing Supply, Inc	53
2,508	*	Blount International, Inc	38
32,035		Boeing Co	4,081
2,200		Briggs & Stratton Corp	40
2,524	*	Builders FirstSource, Inc	14
793	*	CAI International, Inc	15
12,740	*,e	Capstone Turbine Corp	14
2,830		Carlisle Cos, Inc	227
27,278		Caterpillar, Inc	2,701
1,390	*,e	Chart Industries, Inc	85
4,350		Chicago Bridge & Iron Co NV	252
839		CIRCOR International, Inc	56
2,273		Clarcor, Inc	143
4,213	*	Colfax Corp	240
1,162		Columbus McKinnon Corp	26
1,853		Comfort Systems USA, Inc	25
1,268	*	Commercial Vehicle Group, Inc	8
535	*	Continental Building Products Inc	8
2,014		Crane Co	127

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

916		Cubic Corp	$43
8,114		Cummins, Inc	1,071
2,140		Curtiss-Wright Corp	141
26,512		Danaher Corp	2,014
16,061	e	Deere & Co	1,317
3,419	*	DigitalGlobe, Inc	97
6,323		Donaldson Co, Inc	257
932		Douglas Dynamics, Inc	18
7,351		Dover Corp	591
485	*	Ducommun, Inc	13
567	*	DXP Enterprises, Inc	42
1,512	*	Dycom Industries, Inc	46
757		Dynamic Materials Corp	14
20,842		Eaton Corp	1,321
2,978		EMCOR Group, Inc	119
30,974		Emerson Electric Co	1,938
840		Encore Wire Corp	31
1,511	*,e	Energy Recovery, Inc	5
2,075		EnerSys	122
788	*	Engility Holdings, Inc	25
711	*,e	Enphase Energy, Inc	11
1,003	*	EnPro Industries, Inc	61
1,174		ESCO Technologies, Inc	41
1,364	*	Esterline Technologies Corp	152
8,194		Exelis, Inc	136
13,141	e	Fastenal Co	590
3,085		Federal Signal Corp	41
6,067		Flowserve Corp	428
7,023		Fluor Corp	469
7,322		Fortune Brands Home & Security, Inc	301
3,755		Foster Wheeler AG.	119
2,155		Franklin Electric Co, Inc	75
635		Freightcar America, Inc	21
7,600	*,e	FuelCell Energy, Inc	16
2,145	*	Furmanite Corp	15
2,036		GATX Corp	119
2,932	*,e	GenCorp, Inc	47
3,475	e	Generac Holdings, Inc	141
2,068		General Cable Corp	31
13,147		General Dynamics Corp	1,671
441,002		General Electric Co	11,298
1,594	*	Gibraltar Industries, Inc	22
966		Global Brass & Copper Holdings, Inc	14
809		Global Power Equipment Group, Inc	12
993		Gorman-Rupp Co	30
2,678		Graco, Inc	195
4,898	*,e	GrafTech International Ltd	22
470		Graham Corp	14
1,832		Granite Construction, Inc	58
3,079		Great Lakes Dredge & Dock Corp	19
1,226	e	Greenbrier Cos, Inc	90
2,067		Griffon Corp	24
1,293		H&E Equipment Services, Inc	52
3,556		Harsco Corp	76
4,687	*	HD Supply Holdings, Inc	128
3,027		Heico Corp	141
4,317	*	Hexcel Corp	171
2,578		Hillenbrand, Inc	80
34,305		Honeywell International, Inc	3,194
800		Houston Wire & Cable Co	10
2,575		Hubbell, Inc (Class B)	310
2,166		Huntington Ingalls	226
316		Hurco Cos, Inc	12
481		Hyster-Yale Materials Handling, Inc	34
3,553		IDEX Corp	257
2,585	*	II-VI, Inc	30
15,073		Illinois Tool Works, Inc	1,272
11,938		Ingersoll-Rand plc	673
916		Insteel Industries, Inc	19
4,120		ITT Corp	185
5,784	*	Jacobs Engineering Group, Inc	282
1,308		John Bean Technologies Corp	37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,327		Joy Global, Inc	$236
386		Kadant, Inc	15
1,238		Kaman Corp	49
6,489		KBR, Inc	122
3,474		Kennametal, Inc	144
1,479	*,e	KEYW Holding Corp	16
1,860	*	Kratos Defense & Security Solutions, Inc	12
3,803		L-3 Communications Holdings, Inc	452
990	*,e	Layne Christensen Co	10
464		LB Foster Co (Class A)	21
2,170		Lennox International, Inc	167
3,555		Lincoln Electric Holdings, Inc	246
623	e	Lindsay Manufacturing Co	47
533	*	LMI Aerospace, Inc	7
12,007		Lockheed Martin Corp	2,195
1,293		LSI Industries, Inc	8
853	*	Lydall, Inc	23
650	*	Manitex International, Inc	7
6,133		Manitowoc Co, Inc	144
16,328		Masco Corp	391
1,317	*	Masonite International Corp	73
2,813	*,e	Mastec, Inc	86
2,541	*	Middleby Corp	224
614		Miller Industries, Inc	10
1,960	*	Moog, Inc (Class A)	134
3,441	*	MRC Global, Inc	80
2,092		MSC Industrial Direct Co (Class A)	179
2,568		Mueller Industries, Inc	73
7,534		Mueller Water Products, Inc (Class A)	62
881	*	MYR Group, Inc	21
206	e	National Presto Industries, Inc	13
2,730	*,e	Navistar International Corp	90
1,244	*	NCI Building Systems, Inc	24
822		NN, Inc	22
2,839		Nordson Corp	216
383	*	Nortek, Inc	29
9,452		Northrop Grumman Corp	1,245
435	*	Northwest Pipe Co	15
4,741	*,e	NOW, Inc	144
2,760	*	Orbital Sciences Corp	77
1,499	*	Orion Marine Group, Inc	15
3,520		Oshkosh Truck Corp	155
5,191		Owens Corning, Inc	165
15,436		Paccar, Inc	878
4,849		Pall Corp	406
6,521		Parker Hannifin Corp	744
205	*	Patrick Industries, Inc	9
8,540		Pentair plc	559
1,399	*	Perini Corp	37
1,472	*	Pgt, Inc	14
1,025		Pike Electric Corp	12
7,340	*,e	Plug Power, Inc	34
738	*,e	Ply Gem Holdings, Inc	8
2,131	*,e	Polypore International, Inc	83
416		Powell Industries, Inc	17
193	*,e	Power Solutions International, Inc	13
751	*,e	PowerSecure International, Inc	7
6,389		Precision Castparts Corp	1,513
96		Preformed Line Products Co	5
1,410		Primoris Services Corp	38
1,003	*	Proto Labs, Inc	69
1,720		Quanex Building Products Corp	31
9,139	*	Quanta Services, Inc	332
1,726		Raven Industries, Inc	42
13,808		Raytheon Co	1,403
1,025		RBC Bearings, Inc	58
1,981		Regal-Beloit Corp	127
1,359	*,e	Revolution Lighting Technologies, Inc	2
3,306	*	Rexnord Corp	94
6,107		Rockwell Automation, Inc	671
5,892		Rockwell Collins, Inc	463
4,403		Roper Industries, Inc	644

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,703	*	Rush Enterprises, Inc (Class A)	$57
1,742		Simpson Manufacturing Co, Inc	51
2,504		Snap-On, Inc	303
1,876	*,e	SolarCity Corp	112
460	*	Sparton Corp	11
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	214
1,936		SPX Corp	182
616		Standex International Corp	46
6,886		Stanley Works	611
701	*	Sterling Construction Co, Inc	5
626	*	Stock Building Supply Holdings, Inc	10
1,027		Sun Hydraulics Corp	39
1,507	e	TAL International Group, Inc	62
1,988	*	Taser International, Inc	31
1,657	*	Teledyne Technologies, Inc	156
851		Tennant Co	57
4,925		Terex Corp	156
967	e	Textainer Group Holdings Ltd	30
12,351		Textron, Inc	445
431	*,e	The ExOne Company	9
1,423	*	Thermon Group Holdings	35
3,466		Timken Co	147
2,439	e	Titan International, Inc	29
784	*,e	Titan Machinery, Inc	10
2,449		Toro Co	145
2,397		TransDigm Group, Inc	442
1,428	*	Trex Co, Inc	49
1,999	*	Trimas Corp	49
6,836		Trinity Industries, Inc	319
2,183		Triumph Group, Inc	142
370		Twin Disc, Inc	10
4,317	*	United Rentals, Inc	480
40,462		United Technologies Corp	4,273
979		Universal Forest Products, Inc	42
3,045		URS Corp	175
4,124	*	USG Corp	113
1,107	e	Valmont Industries, Inc	149
455	*	Vectrus, Inc	9
365	*	Veritiv Corp	18
1,023	*	Vicor Corp	10
2,575		W.W. Grainger, Inc	648
3,136	*	Wabash National Corp	42
2,537	*	WABCO Holdings, Inc	231
1,168		Watsco, Inc	101
1,120		Watts Water Technologies, Inc (Class A)	65
2,122	*,e	WESCO International, Inc	166
4,279		Westinghouse Air Brake Technologies Corp	347
2,918		Woodward Governor Co	139
502	*	Xerium Technologies, Inc	7
8,120		Xylem, Inc	288

		TOTAL CAPITAL GOODS	75,429

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,600		ABM Industries, Inc	67
2,247	e	Acacia Research (Acacia Technologies)	35
5,555	*	ACCO Brands Corp	38
1,016		Administaff, Inc	28
7,582	e	ADT Corp	269
1,661	*	Advisory Board Co	77
928		American Ecology Corp	43
2,166	*	ARC Document Solutions, Inc	18
383		Barrett Business Services, Inc	15
2,120		Brady Corp (Class A)	48
2,034		Brink’s Co	49
1,375	*	Casella Waste Systems, Inc (Class A)	5
2,526	*	CBIZ, Inc	20
669		CDI Corp	10
948	e	Ceco Environmental Corp	13
3,345	*,e	Cenveo, Inc	8
4,401		Cintas Corp	311
4,150		Civeo Corp	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,765	*	Clean Harbors, Inc	$149
4,957	*	Copart, Inc	155
1,551		Corporate Executive Board Co	93
5,298		Corrections Corp of America	182
4,991		Covanta Holding Corp	106
555	*	CRA International, Inc	14
2,211		Deluxe Corp	122
1,518		Dun & Bradstreet Corp	178
1,357		Ennis, Inc	18
5,386		Equifax, Inc	403
641		Exponent, Inc	45
419	*	Franklin Covey Co	8
1,807	*	FTI Consulting, Inc	63
916		G & K Services, Inc (Class A)	51
645	*	GP Strategies Corp	19
3,373		Healthcare Services Group	97
943		Heidrick & Struggles International, Inc	19
218	*	Heritage-Crystal Clean, Inc	3
2,682		Herman Miller, Inc	80
1,049	*	Hill International, Inc	4
1,986		HNI Corp	71
1,045	*	Huron Consulting Group, Inc	64
892	*	ICF International, Inc	27
7,377	*	ICO Global Communications Holdings Ltd	10
3,004	*	IHS, Inc (Class A)	376
1,756	*	Innerworkings, Inc	14
2,666		Interface, Inc	43
7,789		Iron Mountain, Inc	254
6,167		KAR Auction Services, Inc	177
1,394		Kelly Services, Inc (Class A)	22
1,380		Kforce, Inc	27
1,737		Kimball International, Inc (Class B)	26
2,203		Knoll, Inc	38
2,239	*	Korn/Ferry International	56
3,533		Manpower, Inc	248
1,316		McGrath RentCorp	45
757	*	Mistras Group, Inc	15
2,061		Mobile Mini, Inc	72
1,290		MSA Safety, Inc	64
514		Multi-Color Corp	23
2,186	*	Navigant Consulting, Inc	30
12,436		Nielsen Holdings NV	551
563		NL Industries, Inc	4
2,393	*	On Assignment, Inc	64
361	*,e	Paylocity Holding Corp	7
931	*	Performant Financial Corp	8
9,167		Pitney Bowes, Inc	229
891		Quad	17
8,857		R.R. Donnelley & Sons Co	146
11,681		Republic Services, Inc	456
1,664		Resources Connection, Inc	23
6,158		Robert Half International, Inc	302
2,795		Rollins, Inc	82
2,316	*	RPX Corp	32
672	*	SP Plus Corp	13
3,734		Steelcase, Inc (Class A)	60
3,525	*	Stericycle, Inc	411
946	*	Team, Inc	36
2,577		Tetra Tech, Inc	64
2,752		Towers Watson & Co	274
690	*	TriNet Group, Inc	18
1,954	*	TrueBlue, Inc	49
20,353		Tyco International Ltd	907
650		Unifirst Corp	63
1,860		United Stationers, Inc	70
7,349	*	Verisk Analytics, Inc	448
1,084		Viad Corp	22
205		VSE Corp	10
1,558	*	WageWorks, Inc	71
5,329		Waste Connections, Inc	259

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,545		Waste Management, Inc	$977
1,694		West Corp	50

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,336

CONSUMER DURABLES & APPAREL - 1.5%
653		Arctic Cat, Inc	23
970	*	Beazer Homes USA, Inc	16
715	*,e	Black Diamond, Inc	5
4,089		Brunswick Corp	172
3,430		Callaway Golf Co	25
2,365		Carter’s, Inc	183
379	*	Cavco Industries, Inc	26
12,103		Coach, Inc	431
1,124		Columbia Sportswear Co	40
4,050	*	CROCS, Inc	51
269		CSS Industries, Inc	7
222		Culp, Inc	4
1,570	*	Deckers Outdoor Corp	153
12,692		DR Horton, Inc	260
458		Escalade, Inc	6
1,299	e	Ethan Allen Interiors, Inc	30
59		Flexsteel Industries, Inc	2
2,061	*	Fossil Group, Inc	194
5,330	e	Garmin Ltd	277
811	*	G-III Apparel Group Ltd	67
792	*	GoPro, Inc	74
4,310		Hanesbrands, Inc	463
3,112		Harman International Industries, Inc	305
5,109		Hasbro, Inc	281
1,227	*	Helen of Troy Ltd	64
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	17
2,023	*	Iconix Brand Group, Inc	75
1,204	*,e	iRobot Corp	37
816	*,e	Jakks Pacific, Inc	6
5,152	*	Jarden Corp	310
232		Johnson Outdoors, Inc	6
5,284	*	Kate Spade & Co	139
3,831	e	KB Home	57
2,552		La-Z-Boy, Inc	51
2,910	*	Leapfrog Enterprises, Inc	17
6,125		Leggett & Platt, Inc	214
7,572		Lennar Corp (Class A)	294
624	*	LGI Homes, Inc	11
847	*	Libbey, Inc	22
362		Lifetime Brands, Inc	6
862	*	M/I Homes, Inc	17
300	*	Malibu Boats Inc	6
441		Marine Products Corp	4
14,917		Mattel, Inc	457
1,887	e	MDC Holdings, Inc	48
1,657	*	Meritage Homes Corp	59
8,934	*	Michael Kors Holdings Ltd	638
2,729	*	Mohawk Industries, Inc	368
817		Movado Group, Inc	27
271		Nacco Industries, Inc (Class A)	13
1,389	*	Nautilus, Inc	17
12,211		Newell Rubbermaid, Inc	420
30,514		Nike, Inc (Class B)	2,722
189	*	NVR, Inc	214
621		Oxford Industries, Inc	38
546		Perry Ellis International, Inc	11
3,635		Phillips-Van Heusen Corp	440
2,930		Polaris Industries, Inc	439
2,133		Pool Corp	115
16,729		Pulte Homes, Inc	295
6,076	*,e	Quiksilver, Inc	10
2,607		Ralph Lauren Corp	429
2,065		Ryland Group, Inc	69
1,734	*	Skechers U.S.A., Inc (Class A)	92
796	*	Skullcandy, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,449	*,e	Smith & Wesson Holding Corp	$23
6,786	*	Standard-Pacific Corp	51
2,682	*	Steven Madden Ltd	86
887	e	Sturm Ruger & Co, Inc	43
995	*	Taylor Morrison Home Corp	16
2,758	*	Tempur-Pedic International, Inc	155
7,450	*	Toll Brothers, Inc	232
5,510	*	TRI Pointe Homes, Inc	71
2,191	*	Tumi Holdings, Inc	45
2,245		Tupperware Corp	155
7,664	*	Under Armour, Inc (Class A)	530
700	*	Unifi, Inc	18
787	*	Universal Electronics, Inc	39
1,001	*,e	Vera Bradley, Inc	21
15,232		VF Corp	1,006
499	*	Vince Holding Corp	15
495	*	WCI Communities, Inc	9
378		Weyco Group, Inc	10
3,433		Whirlpool Corp	500
638	*	William Lyon Homes, Inc	14
4,604		Wolverine World Wide, Inc	115

		TOTAL CONSUMER DURABLES & APPAREL	14,529

CONSUMER SERVICES - 2.1%
462	*,e	2U, Inc	7
812	*	American Public Education, Inc	22
4,416	*	Apollo Group, Inc (Class A)	111
1,550		ARAMARK Holdings Corp	41
692	*	Ascent Media Corp (Series A)	42
1,860	*	Bally Technologies, Inc	150
4,377	*	Belmond Ltd.	51
1,195	*	BJ’s Restaurants, Inc	43
3,391	*	Bloomin’ Brands, Inc	62
1,085		Bob Evans Farms, Inc	51
3,388	*	Boyd Gaming Corp	34
987	*	Bravo Brio Restaurant Group, Inc	13
877	*	Bridgepoint Education, Inc	10
1,362	*	Bright Horizons Family Solutions	57
2,939		Brinker International, Inc	149
859	*	Buffalo Wild Wings, Inc	115
3,570		Burger King Worldwide, Inc	106
2,101	*	Caesars Acquisition Co	20
1,990	*,e	Caesars Entertainment Corp	25
428		Capella Education Co	27
3,103	*	Career Education Corp	16
18,569		Carnival Corp	746
741		Carriage Services, Inc	13
1,619	*	Carrols Restaurant Group, Inc	11
749		CBRL Group, Inc	77
2,203		Cheesecake Factory	100
3,194	*,e	Chegg, Inc	20
1,373	*	Chipotle Mexican Grill, Inc (Class A)	915
1,471		Choice Hotels International, Inc	76
595		Churchill Downs, Inc	58
751	*	Chuy’s Holdings, Inc	24
770		ClubCorp Holdings, Inc	15
328		Collectors Universe	7
5,864	e	Darden Restaurants, Inc	302
1,033	*	Del Frisco’s Restaurant Group, Inc	20
4,746	*	Denny’s Corp	33
2,747		DeVry, Inc	118
1,565	*	Diamond Resorts International, Inc	36
740		DineEquity, Inc	60
2,534		Domino’s Pizza, Inc	195
4,115		Dunkin Brands Group, Inc	184
1,176	*,e	Education Management Corp	1
289		Einstein Noah Restaurant Group, Inc	6
191	*,e	Famous Dave’s of America, Inc	5
1,193	*	Fiesta Restaurant Group, Inc	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

170		Graham Holdings Co	$119
2,029	*	Grand Canyon Education, Inc	83
12,230		H&R Block, Inc	379
5,630	*	Hilton Worldwide Holdings, Inc	139
4,828	*	Houghton Mifflin Harcourt Co	94
1,831	*	Hyatt Hotels Corp	111
309	*,e	Ignite Restaurant Group, Inc	2
10,904		International Game Technology	184
903		International Speedway Corp (Class A)	29
1,901		Interval Leisure Group, Inc	36
634	*	Intrawest Resorts Holdings Inc	6
1,142	*	Isle of Capri Casinos, Inc	9
1,765		Jack in the Box, Inc	120
649	*	Jamba, Inc	9
1,518	*,e	K12, Inc	24
2,917	*	Krispy Kreme Doughnuts, Inc	50
1,970	*	La Quinta Holdings, Inc	37
16,595		Las Vegas Sands Corp	1,032
203	*	Liberty Tax, Inc	7
1,963	*	Life Time Fitness, Inc	99
3,575	*,e	LifeLock, Inc	51
840		Marcus Corp	13
9,780		Marriott International, Inc (Class A)	684
1,250	*	Marriott Vacations Worldwide Corp	79
1,395		Matthews International Corp (Class A)	61
43,356		McDonald’s Corp	4,110
16,424	*	MGM Mirage	374
388	*	Monarch Casino & Resort, Inc	5
1,158	*	Morgans Hotel Group Co	9
1,276	*	Multimedia Games, Inc	46
141	*	Nathan’s Famous, Inc	10
400	*	Noodles & Co	8
4,017	*	Norwegian Cruise Line Holdings Ltd	145
1,158	*	Panera Bread Co (Class A)	188
1,434		Papa John’s International, Inc	57
3,077	*	Penn National Gaming, Inc	34
3,229	*	Pinnacle Entertainment, Inc	81
1,093	*	Popeyes Louisiana Kitchen, Inc	44
675	*,e	Potbelly Corp	8
666	*	Red Robin Gourmet Burgers, Inc	38
2,200		Regis Corp	35
7,330		Royal Caribbean Cruises Ltd	493
3,070	*	Ruby Tuesday, Inc	18
1,588		Ruth’s Chris Steak House, Inc	18
1,968	*,e	Scientific Games Corp (Class A)	21
2,991		SeaWorld Entertainment, Inc	58
9,418		Service Corp International	199
1,417	*	ServiceMaster Global Holdings, Inc	34
3,014		Six Flags Entertainment Corp	104
2,451	*	Sonic Corp	55
2,534		Sotheby’s (Class A)	91
581		Speedway Motorsports, Inc	10
33,204		Starbucks Corp	2,506
8,476		Starwood Hotels & Resorts Worldwide, Inc	705
81	*,e	Steak N Shake Co	28
636	*	Steiner Leisure Ltd	24
491	*	Strayer Education, Inc	29
2,872		Texas Roadhouse, Inc (Class A)	80
1,028		Universal Technical Institute, Inc	10
1,645		Vail Resorts, Inc	143
1,296	e	Weight Watchers International, Inc	36
12,106		Wendy’s	100
5,619		Wyndham Worldwide Corp	457
3,574		Wynn Resorts Ltd	669
19,477		Yum! Brands, Inc	1,402
266	*,e	Zoe’s Kitchen, Inc	8

		TOTAL CONSUMER SERVICES	20,180

DIVERSIFIED FINANCIALS - 4.1%
1,945	*	Actua Corp	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,314	*	Affiliated Managers Group, Inc	$464
11,926	*	Ally Financial, Inc	276
39,755		American Express Co	3,480
8,330		Ameriprise Financial, Inc	1,028
1,215		Artisan Partners Asset Management, Inc	63
50,338		Bank of New York Mellon Corp	1,950
7,666		BGC Partners, Inc (Class A)	57
5,628		BlackRock, Inc	1,848
1,288		Calamos Asset Management, Inc (Class A)	14
25,231		Capital One Financial Corp	2,059
1,340		Cash America International, Inc	59
3,805		CBOE Holdings, Inc	204
48,819		Charles Schwab Corp	1,435
14,028		CME Group, Inc	1,122
1,086	e	Cohen & Steers, Inc	42
594	*	Consumer Portfolio Services, Inc	4
1,380	e	CorEnergy Infrastructure Trust, Inc	10
5,330	*	Cowen Group, Inc	20
296	*	Credit Acceptance Corp	37
118		Diamond Hill Investment Group, Inc	15
20,575		Discover Financial Services	1,325
12,938	*	E*Trade Financial Corp	292
5,318		Eaton Vance Corp	201
1,165	*,e	Encore Capital Group, Inc	52
1,394		Evercore Partners, Inc (Class A)	66
2,322	*	Ezcorp, Inc (Class A)	23
673	*	FBR & Co	19
4,144	e	Federated Investors, Inc (Class B)	122
2,248	e	Financial Engines, Inc	77
1,340	*	First Cash Financial Services, Inc	75
3,713	*	FNFV Group	51
17,518		Franklin Resources, Inc	957
727	e	Friedman Billings Ramsey Group, Inc (Class A)	18
1,682	e	FXCM, Inc	27
1,067		Gain Capital Holdings, Inc	7
349		GAMCO Investors, Inc (Class A)	25
3,928		GFI Group, Inc	21
19,735		Goldman Sachs Group, Inc	3,622
1,122	*	Green Dot Corp	24
1,492		Greenhill & Co, Inc	69
1,489		HFF, Inc (Class A)	43
2,025		Interactive Brokers Group, Inc (Class A)	51
5,081		IntercontinentalExchange Group, Inc	991
675	*	International Assets Holding Corp	12
19,098		Invesco Ltd	754
1,857	*	Investment Technology Group, Inc	29
33,607	e	iShares Russell 3000 Index Fund	3,925
6,720	e	Janus Capital Group, Inc	98
525	*	JG Wentworth Co	6
1,997	*	KCG Holdings, Inc	20
5,033	*	Ladenburg Thalmann Financial Services, Inc	21
5,453		Lazard Ltd (Class A)	276
4,465		Legg Mason, Inc	228
16,253		Leucadia National Corp	387
3,861		LPL Financial Holdings, Inc	178
671		Manning & Napier, Inc	11
359	*	Marcus & Millichap, Inc	11
1,771		MarketAxess Holdings, Inc	110
418		Marlin Business Services Corp	8
12,028		McGraw-Hill Financial, Inc	1,016
329	e	Moelis & Co	11
8,344		Moody’s Corp	788
67,613		Morgan Stanley	2,337
4,961	*	MSCI, Inc (Class A)	233
5,098		NASDAQ OMX Group, Inc	216
19,100		Navient Corp	338
913		Nelnet, Inc (Class A)	39
959	*	NewStar Financial, Inc	11
489		Nicholas Financial, Inc	6
10,086		Northern Trust Corp	686
8,103	*	NorthStar Asset Management Group, Inc	149

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

448		Oppenheimer Holdings, Inc	$9
2,595	*	PHH Corp	58
1,198	*	Pico Holdings, Inc	24
935	*	Piper Jaffray Cos	49
2,236	*	Portfolio Recovery Associates, Inc	117
527		Pzena Investment Management, Inc (Class A)	5
5,235		Raymond James Financial, Inc	280
231	*	Regional Management Corp	4
606		Resource America, Inc (Class A)	6
1,299	*	Safeguard Scientifics, Inc	24
3,870		Santander Consumer USA Holdings, Inc	69
5,842		SEI Investments Co	211
19,100		SLM Corp	163
1,210	*,e	Springleaf Holdings, Inc	39
18,992		State Street Corp	1,398
2,900	*	Stifel Financial Corp	136
1,726	*,e	SWS Group, Inc	12
6,412	*	Synchrony Financial	157
11,638		T Rowe Price Group, Inc	912
12,363		TD Ameritrade Holding Corp	413
311		Virtus Investment Partners, Inc	54
5,830		Voya Financial, Inc	228
3,755		Waddell & Reed Financial, Inc (Class A)	194
1,683	*,e	Walter Investment Management Corp	37
322		Westwood Holdings Group, Inc	18
4,611	*,e	WisdomTree Investments, Inc	52
187	*	World Acceptance Corp	13

		TOTAL DIVERSIFIED FINANCIALS	38,962

ENERGY - 8.9%
4,200	*	Abraxas Petroleum Corp	22
99		Adams Resources & Energy, Inc	4
783		Alon USA Energy, Inc	11
9,079	*,e	Alpha Natural Resources, Inc	23
1,284	*	American Eagle Energy Corp	5
885	*,e	Amyris Biotechnologies, Inc	3
22,293		Anadarko Petroleum Corp	2,261
2,348	*	Antero Resources Corp	129
17,026		Apache Corp	1,598
460	*	APCO Argentina, Inc	6
1,605	*,e	Approach Resources, Inc	23
9,903	e	Arch Coal, Inc	21
224	e	Ardmore Shipping Corp	2
2,268	*	Athlon Energy, Inc	132
2,302	*	Atwood Oceanics, Inc	101
19,245		Baker Hughes, Inc	1,252
1,205	*	Basic Energy Services, Inc	26
2,221	*,e	Bill Barrett Corp	49
1,448	*	Bonanza Creek Energy, Inc	82
4,811	*,e	BPZ Energy, Inc	9
1,469		Bristow Group, Inc	99
2,159	*	C&J Energy Services, Inc	66
17,988		Cabot Oil & Gas Corp	588
1,777	*	Callon Petroleum Co	16
9,006	*	Cameron International Corp	598
905	e	CARBO Ceramics, Inc	54
1,963	*	Carrizo Oil & Gas, Inc	106
2,040	*,e	CHC Group Ltd	11
10,474	*	Cheniere Energy, Inc	838
23,204		Chesapeake Energy Corp	533
83,473		Chevron Corp	9,960
3,956		Cimarex Energy Co	501
262	*	Clayton Williams Energy, Inc	25
3,211	*,e	Clean Energy Fuels Corp	25
2,429	*	Cloud Peak Energy, Inc	31
15,473	*	Cobalt International Energy, Inc	210
2,095		Comstock Resources, Inc	39
4,974	*	Concho Resources, Inc	624
54,239		ConocoPhillips	4,150
10,148		Consol Energy, Inc	384

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

670		Contango Oil & Gas Co	$22
3,512	*,e	Continental Resources, Inc	234
762	e	CVR Energy, Inc	34
378		Dawson Geophysical Co	7
1,604		Delek US Holdings, Inc	53
15,447		Denbury Resources, Inc	232
17,998		Devon Energy Corp	1,227
3,122		DHT Holdings, Inc	19
3,060	e	Diamond Offshore Drilling, Inc	105
1,685	*	Diamondback Energy, Inc	126
329	*	Dorian LPG Ltd	6
3,226	*	Dresser-Rand Group, Inc	265
1,710	*	Dril-Quip, Inc	153
2,450	*,e	Emerald Oil, Inc	15
3,245		Energen Corp	234
4,493	e	Energy XXI Bermuda Ltd	51
24,120		EOG Resources, Inc	2,388
2,050	*,e	EP Energy Corp	36
6,694		EQT Corp	613
891	*	Era Group, Inc	19
668		Evolution Petroleum Corp	6
7,464	e	EXCO Resources, Inc	25
2,632		Exterran Holdings, Inc	117
188,957		Exxon Mobil Corp	17,771
10,486	*	FMC Technologies, Inc	570
5,689	*,e	Forest Oil Corp	7
1,662	*	Forum Energy Technologies, Inc	51
1,860	e	Frank’s International NV	35
2,722	*,e	Frontline Ltd	3
2,612	*,e	FX Energy, Inc	8
1,114		GasLog Ltd	25
2,282	*	Gastar Exploration, Inc	13
626	*	Geospace Technologies Corp	22
519	*,e	Glori Energy, Inc	4
2,014		Golar LNG Ltd	134
1,342	*,e	Goodrich Petroleum Corp	20
1,640		Green Plains Renewable Energy, Inc	61
727		Gulf Island Fabrication, Inc	13
1,158		Gulfmark Offshore, Inc	36
3,777	*	Gulfport Energy Corp	202
11,520	*,e	Halcon Resources Corp	46
37,278		Halliburton Co	2,405
1,942	*,e	Harvest Natural Resources, Inc	7
4,809	*	Helix Energy Solutions Group, Inc	106
4,205		Helmerich & Payne, Inc	412
6,596	*,e	Hercules Offshore, Inc	15
12,261		Hess Corp	1,156
8,778		Holly Corp	383
1,645	*	Hornbeck Offshore Services, Inc	54
6,522	*	ION Geophysical Corp	18
61	*,e	Isramco, Inc	7
6,174	*	Key Energy Services, Inc	30
29,394	e	Kinder Morgan, Inc	1,127
11,749	*	Kodiak Oil & Gas Corp	159
4,626	*	Kosmos Energy LLC	46
3,428	*,e	Laredo Petroleum Holdings, Inc	77
8,756	*,e	Magnum Hunter Resources Corp	49
29,846		Marathon Oil Corp	1,122
11,099		Marathon Petroleum Corp	940
3,228	*	Matador Resources Co	83
1,193	*	Matrix Service Co	29
10,530	*,e	McDermott International, Inc	60
2,546	*	Memorial Resource Development Corp	69
1,188	*,e	Midstates Petroleum Co, Inc	6
738	*,e	Miller Petroleum, Inc	3
507	*	Mitcham Industries, Inc	6
7,704		Murphy Oil Corp	438
13,140		Nabors Industries Ltd	299
18,967		National Oilwell Varco, Inc	1,443
561	*	Natural Gas Services Group, Inc	14
3,582		Navios Maritime Acq Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,911	*	Newfield Exploration Co	$219
3,910	*	Newpark Resources, Inc	49
15,920		Noble Energy, Inc	1,088
3,925	e	Nordic American Tanker Shipping	31
2,710		North Atlantic Drilling Ltd	18
3,091	*,e	Northern Oil And Gas, Inc	44
645	*,e	Nuverra Environmental Solutions, Inc	10
4,474	*	Oasis Petroleum, Inc	187
34,465		Occidental Petroleum Corp	3,314
4,771		Oceaneering International, Inc	311
2,073	*	Oil States International, Inc	128
9,177		Oneok, Inc	602
656	*	Pacific Ethanol, Inc	9
324		Panhandle Oil and Gas, Inc (Class A)	19
5,410	*	Parker Drilling Co	27
2,213	*	Parsley Energy, Inc	47
6,387		Patterson-UTI Energy, Inc	208
3,825		PBF Energy, Inc	92
1,585	*	PDC Energy, Inc	80
11,958		Peabody Energy Corp	148
2,923	*	Penn Virginia Corp	37
2,768	*	Petroquest Energy, Inc	16
620	*	PHI, Inc	26
25,119		Phillips 66	2,042
2,681	*	Pioneer Energy Services Corp	38
6,312		Pioneer Natural Resources Co	1,243
8,195		Questar Market Resources, Inc	252
5,806	*,e	Quicksilver Resources, Inc	4
7,287		Range Resources Corp	494
970	*	Renewable Energy Group, Inc	10
3,121	*,e	Resolute Energy Corp	20
2,049	*	Rex Energy Corp	26
303	*	Rex Stores Corp	22
2,217	*	Rice Energy, Inc	59
611	*	RigNet, Inc	25
843	*,e	Ring Energy, Inc	12
2,709	*	Rosetta Resources, Inc	121
5,316		Rowan Cos plc	135
3,162		RPC, Inc	69
972	*	RSP Permian, Inc	25
2,020	*,e	Sanchez Energy Corp	53
22,601	*,e	SandRidge Energy, Inc	97
56,955		Schlumberger Ltd	5,792
7,391		Scorpio Tankers, Inc	61
891		SEACOR Holdings, Inc	67
16,184	e	Seadrill Ltd	433
2,014		SemGroup Corp	168
1,828	*	Seventy Seven Energy, Inc	43
2,365	e	Ship Finance International Ltd	40
3,383	*,e	Solazyme, Inc	25
15,477	*	Southwestern Energy Co	541
29,771		Spectra Energy Corp	1,169
2,953		St. Mary Land & Exploration Co	230
2,483	*	Stone Energy Corp	78
6,925		Superior Energy Services	228
2,133	*,e	Swift Energy Co	20
2,962	*	Synergy Resources Corp	36
1,414		Targa Resources Investments, Inc	193
2,010		Teekay Corp	133
2,124	e	Teekay Tankers Ltd (Class A)	8
1,519		Tesco Corp	30
5,702		Tesoro Corp	348
3,896	*	Tetra Technologies, Inc	42
2,198		Tidewater, Inc	86
1,041	*	TransAtlantic Petroleum Ltd	9
3,320	*,e	Triangle Petroleum Corp	37
6,760	*,e	Ultra Petroleum Corp	157
2,246	*	Unit Corp	132
2,578	*	Vaalco Energy, Inc	22
23,547		Valero Energy Corp	1,090
9,477	*,e	Vantage Drilling Co	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,693		W&T Offshore, Inc	$19
3,436	*	Warren Resources, Inc	18
2,337		Western Refining, Inc	98
510	*	Westmoreland Coal Co	19
5,396	*	Whiting Petroleum Corp	418
2,126	*	Willbros Group, Inc	18
32,617		Williams Cos, Inc	1,805
3,179		World Fuel Services Corp	127
9,159	*	WPX Energy, Inc	220

		TOTAL ENERGY	85,627

FOOD & STAPLES RETAILING - 1.9%
1,284		Andersons, Inc	81
1,705		Casey’s General Stores, Inc	122
776	*,e	Chefs’ Warehouse Holdings, Inc	13
19,350		Costco Wholesale Corp	2,425
51,297		CVS Corp	4,083
715	*,e	Fairway Group Holdings Corp	3
1,879	*,e	Fresh Market, Inc	66
700		Ingles Markets, Inc (Class A)	16
22,481		Kroger Co	1,169
1,422	e	Liberator Medical Holdings, Inc	4
345	*,e	Natural Grocers by Vitamin C	5
1,214	*	Pantry, Inc	24
882		Pricesmart, Inc	75
41,050	*	Rite Aid Corp	199
1,140	e	Roundy’s, Inc	3
10,175		Safeway, Inc	349
1,809		Spartan Stores, Inc	35
4,324	*,e	Sprouts Farmers Market, Inc	126
9,250	*	Supervalu, Inc	83
25,798		Sysco Corp	979
2,264	*	United Natural Foods, Inc	139
292		Village Super Market (Class A)	7
42,075		Walgreen Co	2,494
69,995		Wal-Mart Stores, Inc	5,353
145		Weis Markets, Inc	6
16,235		Whole Foods Market, Inc	619

		TOTAL FOOD & STAPLES RETAILING	18,478

FOOD, BEVERAGE & TOBACCO - 4.6%
136		Alico, Inc	5
3,943	*	Alliance One International, Inc	8
87,684		Altria Group, Inc	4,028
739	*	Annie’s, Inc	34
28,886		Archer Daniels Midland Co	1,476
2,348		B&G Foods, Inc (Class A)	65
387	*,e	Boston Beer Co, Inc (Class A)	86
2,588	*	Boulder Brands, Inc	35
6,581		Brown-Forman Corp (Class B)	594
6,243		Bunge Ltd	526
555	e	Calavo Growers, Inc	25
682		Cal-Maine Foods, Inc	61
7,710		Campbell Soup Co	329
2,584	*	Chiquita Brands International, Inc	37
263		Coca-Cola Bottling Co Consolidated	20
174,697		Coca-Cola Co	7,453
11,105		Coca-Cola Enterprises, Inc	493
18,587		ConAgra Foods, Inc	614
6,627	*	Constellation Brands, Inc (Class A)	578
7,267	*	Darling International, Inc	133
4,379	e	Dean Foods Co	58
1,154	*	Diamond Foods, Inc	33
8,644		Dr Pepper Snapple Group, Inc	556
288	*	Farmer Bros Co	8
7,843		Flowers Foods, Inc	144
1,051		Fresh Del Monte Produce, Inc	34
26,652		General Mills, Inc	1,345
2,217	*	Hain Celestial Group, Inc	227

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,551		Hershey Co	$625
5,828		Hormel Foods Corp	299
3,193		Ingredion, Inc	242
649	*	Inventure Foods, Inc	8
652		J&J Snack Foods Corp	61
4,507		J.M. Smucker Co	446
368		John B. Sanfilippo & Son, Inc	12
11,333		Kellogg Co	698
6,239		Keurig Green Mountain, Inc	812
26,275		Kraft Foods Group, Inc	1,482
818		Lancaster Colony Corp	70
2,170		Lance, Inc	58
179	e	Lifeway Foods, Inc	2
443		Limoneira Co	10
15,995		Lorillard, Inc	958
5,733		McCormick & Co, Inc	384
8,956		Mead Johnson Nutrition Co	862
5,964		Molson Coors Brewing Co (Class B)	444
73,978		Mondelez International, Inc	2,535
6,319	*	Monster Beverage Corp	579
621		National Beverage Corp	12
996	*	Omega Protein Corp	12
66,672		PepsiCo, Inc	6,207
69,130		Philip Morris International, Inc	5,765
2,936	*	Pilgrim’s Pride Corp	90
2,403		Pinnacle Foods, Inc	78
1,943	*	Post Holdings, Inc	64
13,620		Reynolds American, Inc	804
1,050	e	Sanderson Farms, Inc	92
13		Seaboard Corp	35
365	*	Seneca Foods Corp	10
889	*,e	Synutra International, Inc	4
932	e	Tootsie Roll Industries, Inc	26
1,662	*	TreeHouse Foods, Inc	134
11,762		Tyson Foods, Inc (Class A)	463
777	e	Universal Corp	34
2,909	e	Vector Group Ltd	65
7,674	*	WhiteWave Foods Co (Class A)	279

		TOTAL FOOD, BEVERAGE & TOBACCO	43,766

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
1,018	e	Abaxis, Inc	52
66,302		Abbott Laboratories	2,758
1,811	*,e	Abiomed, Inc	45
1,625	*	Acadia Healthcare Co, Inc	79
3,073	*,e	Accuray, Inc	22
255	*	Addus HomeCare Corp	5
15,769		Aetna, Inc	1,277
1,872		Air Methods Corp	104
3,602	*	Align Technology, Inc	186
253	*	Alliance HealthCare Services, Inc	6
8,310	*	Allscripts Healthcare Solutions, Inc	111
380		Almost Family, Inc	10
1,533	*	Amedisys, Inc	31
9,972		AmerisourceBergen Corp	771
2,008	*	AMN Healthcare Services, Inc	32
1,528	*	Amsurg Corp	76
558		Analogic Corp	36
1,310	*	Angiodynamics, Inc	18
566	*	Anika Therapeutics, Inc	21
5,177	*,e	Antares Pharma, Inc	9
1,670	*,e	athenahealth, Inc	220
1,229	*	AtriCure, Inc	18
86		Atrion Corp	26
3,394		Bard (C.R.), Inc	484
23,647		Baxter International, Inc	1,697
8,522		Becton Dickinson & Co	970
1,119	*,e	Bio-Reference Labs, Inc	31
2,663	*,e	BioScrip, Inc	18
1,148	*	BioTelemetry, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

58,350	*	Boston Scientific Corp	$689
7,272	*	Brookdale Senior Living, Inc	234
1,599		Cantel Medical Corp	55
1,396	*	Capital Senior Living Corp	30
15,020		Cardinal Health, Inc	1,125
1,207	*	Cardiovascular Systems, Inc	29
8,969	*	CareFusion Corp	406
569	*,e	Castlight Health, Inc	7
9,050	*	Catamaran Corp	381
2,518	*	Centene Corp	208
13,156	*	Cerner Corp	784
3,181	*,e	Cerus Corp	13
859	e	Chemed Corp	88
11,571		Cigna Corp	1,049
5,064		Community Health Systems, Inc	277
590		Computer Programs & Systems, Inc	34
1,202		Conmed Corp	44
2,129		Cooper Cos, Inc	332
514	*	Corvel Corp	18
19,903		Covidien plc	1,722
1,273	*	Cross Country Healthcare, Inc	12
1,413		CryoLife, Inc	14
1,243	*	Cyberonics, Inc	64
796	*	Cynosure, Inc (Class A)	17
7,849	*	DaVita, Inc	574
6,256		Dentsply International, Inc	285
611	*,e	Derma Sciences, Inc	5
3,382	*	DexCom, Inc	135
4,662	*	Edwards Lifesciences Corp	476
2,887	*	Endologix, Inc	31
895		Ensign Group, Inc	31
3,282	*	Envision Healthcare Holdings, Inc	114
408	*	Exactech, Inc	9
1,376	*	ExamWorks Group, Inc	45
34,147	*	Express Scripts Holding Co	2,412
1,637	*	Five Star Quality Care, Inc	6
1,865	*	GenMark Diagnostics, Inc	17
1,497	*	Gentiva Health Services, Inc	25
2,899	*	Globus Medical, Inc	57
1,091	*	Greatbatch, Inc	47
2,338	*	Haemonetics Corp	82
1,683	*	Hanger Orthopedic Group, Inc	35
14,408		HCA Holdings, Inc	1,016
3,620	*	Health Net, Inc	167
4,003		Healthsouth Corp	148
797	*	HealthStream, Inc	19
1,788	*	Healthways, Inc	29
752	*	HeartWare International, Inc	58
3,766	*	Henry Schein, Inc	439
2,529		Hill-Rom Holdings, Inc	105
3,657	*,e	HMS Holdings Corp	69
10,588	*	Hologic, Inc	258
6,834		Humana, Inc	890
604	*	ICU Medical, Inc	39
2,283	*	Idexx Laboratories, Inc	269
3,333	*	IMS Health Holdings, Inc	87
2,452	*	Insulet Corp	90
1,114	*	Integra LifeSciences Holdings Corp	55
1,585	*	Intuitive Surgical, Inc	732
1,548		Invacare Corp	18
4,017	*	Inverness Medical Innovations, Inc	156
769	*	IPC The Hospitalist Co, Inc	34
382	*,e	K2M Group Holdings, Inc	6
2,539		Kindred Healthcare, Inc	49
3,499	*	Laboratory Corp of America Holdings	356
498		Landauer, Inc	16
729	*,e	LDR Holding Corp	23
735	*	LHC Group, Inc	17
1,926	*	LifePoint Hospitals, Inc	133
1,222	*	Magellan Health Services, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,117		Masimo Corp	$45
9,996		McKesson Corp	1,946
2,778	*	MedAssets, Inc	58
2,434	*	Medidata Solutions, Inc	108
43,697		Medtronic, Inc	2,707
2,504	*	Merge Healthcare, Inc	6
1,883	e	Meridian Bioscience, Inc	33
1,836	*	Merit Medical Systems, Inc	22
1,450	*	Molina Healthcare, Inc	61
620	*	MWI Veterinary Supply, Inc	92
516		National Healthcare Corp	29
357	*	National Research Corp	5
1,662	*	Natus Medical, Inc	49
1,566	*	Neogen Corp	62
2,136	*	NuVasive, Inc	74
2,725	*	NxStage Medical, Inc	36
4,318		Omnicare, Inc	269
1,729	*	Omnicell, Inc	47
2,901	*	OraSure Technologies, Inc	21
1,010	*	Orthofix International NV	31
2,906		Owens & Minor, Inc	95
592	*	Oxford Immunotec Global plc	9
3,781		Patterson Cos, Inc	157
4,344	*	Pediatrix Medical Group, Inc	238
1,348	*	PharMerica Corp	33
626	*,e	PhotoMedex, Inc	4
1,600	*	Premier, Inc	53
495	*	Providence Service Corp	24
1,960		Quality Systems, Inc	27
6,264		Quest Diagnostics, Inc	380
1,220	*,e	Quidel Corp	33
1,510	*	RadNet, Inc	10
6,203	e	Resmed, Inc	306
1,891	*,e	Rockwell Medical Technologies, Inc	17
3,216	*	RTI Biologics, Inc	15
2,500		Select Medical Holdings Corp	30
2,543	*	Sirona Dental Systems, Inc	195
973	*	Skilled Healthcare Group, Inc (Class A)	6
1,958	*	Spectranetics Corp	52
12,346		St. Jude Medical, Inc	742
1,741	*	Staar Surgical Co	19
2,595		STERIS Corp	140
14,382		Stryker Corp	1,161
440	*	Surgical Care Affiliates, Inc	12
900	*	SurModics, Inc	16
1,974	*	Symmetry Medical, Inc	20
480	*	Tandem Diabetes Care, Inc	6
3,153	*	Team Health Holdings, Inc	183
1,782		Teleflex, Inc	187
4,313	*	Tenet Healthcare Corp	256
2,569	*	Thoratec Corp	69
1,572	*	Tornier BV	38
1,189	*,e	TransEnterix, Inc	5
1,085	*	Triple-S Management Corp (Class B)	22
328	*,e	TriVascular Technologies, Inc	5
3,641	*,e	Unilife Corp	8
42,952		UnitedHealth Group, Inc	3,705
1,661		Universal American Corp	13
3,922		Universal Health Services, Inc (Class B)	410
549		US Physical Therapy, Inc	19
149		Utah Medical Products, Inc	7
4,586	*	Varian Medical Systems, Inc	367
937	*	Vascular Solutions, Inc	23
3,661	*	VCA Antech, Inc	144
1,665	*,e	Veeva Systems, Inc	47
960	*	Vocera Communications, Inc	8
2,758	*	Volcano Corp	29
1,994	*	WellCare Health Plans, Inc	120
12,342		WellPoint, Inc	1,476
3,006		West Pharmaceutical Services, Inc	135

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,200	*	Wright Medical Group, Inc	$67
1,310	*	Zeltiq Aesthetics, Inc	30
7,407		Zimmer Holdings, Inc	745

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	44,103

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
18,832		Avon Products, Inc	237
1,891	*	Central Garden and Pet Co (Class A)	15
6,005		Church & Dwight Co, Inc	421
5,675		Clorox Co	545
40,015		Colgate-Palmolive Co	2,610
3,140		Coty, Inc	52
1,181	*	Elizabeth Arden, Inc	20
2,712		Energizer Holdings, Inc	334
10,185		Estee Lauder Cos (Class A)	761
867	e	Female Health Co	3
3,994	*	Harbinger Group, Inc	52
3,010	e	Herbalife Ltd	132
1,333	*	IGI Laboratories, Inc	12
735		Inter Parfums, Inc	20
16,398		Kimberly-Clark Corp	1,764
721	*	Medifast, Inc	24
537		Nature’s Sunshine Products, Inc	8
2,633	e	Nu Skin Enterprises, Inc (Class A)	118
602		Nutraceutical International Corp	13
255		Oil-Dri Corp of America	7
289		Orchids Paper Products Co	7
118,779		Procter & Gamble Co	9,947
575	*	Revlon, Inc (Class A)	18
990		Spectrum Brands, Inc	90
312	*,e	USANA Health Sciences, Inc	23
704		WD-40 Co	48

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,281

INSURANCE - 4.1%
14,671		ACE Ltd	1,539
20,045		Aflac, Inc	1,168
722	*	Alleghany Corp	302
4,268		Allied World Assurance Co Holdings Ltd	157
19,213		Allstate Corp	1,179
1,969	*	AMBAC Financial Group, Inc	44
2,880		American Equity Investment Life Holding Co	66
3,202		American Financial Group, Inc	185
63,201		American International Group, Inc	3,414
355		American National Insurance Co	40
915		Amerisafe, Inc	36
1,325	e	Amtrust Financial Services, Inc	53
13,099		Aon plc	1,148
5,920	*	Arch Capital Group Ltd	324
1,367		Argo Group International Holdings Ltd	69
6,929		Arthur J. Gallagher & Co	314
2,894		Aspen Insurance Holdings Ltd	124
3,041		Assurant, Inc	196
7,819		Assured Guaranty Ltd	173
493	*	Atlas Financial Holdings, Inc	7
4,657		Axis Capital Holdings Ltd	220
422		Baldwin & Lyons, Inc (Class B)	10
80,199	*	Berkshire Hathaway, Inc (Class B)	11,079
5,294		Brown & Brown, Inc	170
10,729		Chubb Corp	977
6,937		Cincinnati Financial Corp	326
2,162	*,e	Citizens, Inc (Class A)	14
1,166		CNA Financial Corp	44
9,590		Conseco, Inc	163
1,190		Crawford & Co (Class B)	10
406		Donegal Group, Inc (Class A)	6
844	*	eHealth, Inc	20
168		EMC Insurance Group, Inc	5
1,381		Employers Holdings, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,980		Endurance Specialty Holdings Ltd	$109
413	*	Enstar Group Ltd	56
1,077		Erie Indemnity Co (Class A)	82
2,038		Everest Re Group Ltd	330
441		FBL Financial Group, Inc (Class A)	20
485		Federated National Holding Co	14
630		Fidelity & Guaranty Life	13
4,733		First American Financial Corp	128
11,142		FNF Group	309
21,672	*	Genworth Financial, Inc (Class A)	284
1,299	*	Greenlight Capital Re Ltd (Class A)	42
368	*	Hallmark Financial Services	4
2,022		Hanover Insurance Group, Inc	124
19,845		Hartford Financial Services Group, Inc	739
4,206		HCC Insurance Holdings, Inc	203
290	e	HCI Group, Inc	10
2,969	*	Hilltop Holdings, Inc	60
1,816		Horace Mann Educators Corp	52
392		Independence Holding Co	5
632		Infinity Property & Casualty Corp	40
212		Kansas City Life Insurance Co	9
2,086		Kemper Corp	71
11,594		Lincoln National Corp	621
13,583		Loews Corp	566
2,294		Maiden Holdings Ltd	25
617	*	Markel Corp	393
24,264		Marsh & McLennan Cos, Inc	1,270
6,479	*	MBIA, Inc	59
2,307		Meadowbrook Insurance Group, Inc	13
1,373		Mercury General Corp	67
40,743		Metlife, Inc	2,189
1,715		Montpelier Re Holdings Ltd	53
1,590		National General Holdings Corp	27
224		National Interstate Corp	6
106		National Western Life Insurance Co (Class A)	26
470	*	Navigators Group, Inc	29
11,498		Old Republic International Corp	164
1,061		OneBeacon Insurance Group Ltd (Class A)	16
2,273		PartnerRe Ltd	250
272	*	Phoenix Cos, Inc	15
1,185		Platinum Underwriters Holdings Ltd	72
2,416		Primerica, Inc	117
12,680		Principal Financial Group	665
2,486		ProAssurance Corp	110
26,118		Progressive Corp	660
3,333		Protective Life Corp	231
20,302		Prudential Financial, Inc	1,785
3,052		Reinsurance Group of America, Inc (Class A)	245
1,836		RenaissanceRe Holdings Ltd	184
1,944		RLI Corp	84
678		Safety Insurance Group, Inc	37
2,700		Selective Insurance Group, Inc	60
1,924		Stancorp Financial Group, Inc	122
913		State Auto Financial Corp	19
1,090		Stewart Information Services Corp	32
3,316		Symetra Financial Corp	77
1,550	*	Third Point Reinsurance Ltd	23
5,854		Torchmark Corp	307
15,335		Travelers Cos, Inc	1,441
417	*	United America Indemnity Ltd	11
1,337		United Fire & Casualty Co	37
739		United Insurance Holdings Corp	11
1,340	e	Universal Insurance Holdings, Inc	17
11,361		UnumProvident Corp	391
4,009		Validus Holdings Ltd	157
4,281		W.R. Berkley Corp	205
224		White Mountains Insurance Group Ltd	141
11,987		XL Capital Ltd	398

		TOTAL INSURANCE	39,741

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 3.9%
1,430		A. Schulman, Inc	$52
856	*	Advanced Emissions Solutions, Inc	18
226	*	AEP Industries, Inc	9
9,134		Air Products & Chemicals, Inc	1,189
3,280		Airgas, Inc	363
5,809	*,e	AK Steel Holding Corp	47
3,438		Albemarle Corp	202
51,724		Alcoa, Inc	832
4,793		Allegheny Technologies, Inc	178
4,499	*,e	Allied Nevada Gold Corp	15
1,339	e	American Vanguard Corp	15
475		Ampco-Pittsburgh Corp	9
2,862		Aptargroup, Inc	174
3,417		Ashland, Inc	356
4,552		Avery Dennison Corp	203
3,223		Axiall Corp	115
1,365		Balchem Corp	77
6,260		Ball Corp	396
4,338		Bemis Co, Inc	165
3,785	*	Berry Plastics Group, Inc	96
559	*	Boise Cascade Co	17
986		Brush Engineered Materials, Inc	30
2,920		Cabot Corp	148
2,460	*	Calgon Carbon Corp	48
2,347		Carpenter Technology Corp	106
799	*,e	Castle (A.M.) & Co	7
6,888		Celanese Corp (Series A)	403
2,103	*	Century Aluminum Co	55
2,309		CF Industries Holdings, Inc	645
340		Chase Corp	11
4,115	*	Chemtura	96
906	*	Clearwater Paper Corp	54
6,967	e	Cliffs Natural Resources, Inc	72
4,249	*	Coeur d’Alene Mines Corp	21
5,382		Commercial Metals Co	92
1,529		Compass Minerals International, Inc	129
6,253	*	Crown Holdings, Inc	278
3,300		Cytec Industries, Inc	156
507		Deltic Timber Corp	32
2,836		Domtar Corp	100
53,149		Dow Chemical Co	2,787
40,161		Du Pont (E.I.) de Nemours & Co	2,882
2,212		Eagle Materials, Inc	225
6,627		Eastman Chemical Co	536
11,799		Ecolab, Inc	1,355
3,191	*	Ferro Corp	46
2,562	*	Flotek Industries, Inc	67
5,654		FMC Corp	323
45,628		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,490
954		FutureFuel Corp	11
2,058		Glatfelter	45
2,943		Globe Specialty Metals, Inc	54
1,426	*	Gold Resource Corp	7
15,998	*	Graphic Packaging Holding Co	199
1,405		Greif, Inc (Class A)	62
2,306		H.B. Fuller Co	92
459		Hawkins, Inc	16
501		Haynes International, Inc	23
3,320	*	Headwaters, Inc	42
14,157	e	Hecla Mining Co	35
2,056	*	Horsehead Holding Corp	34
8,898		Huntsman Corp	231
1,000		Innophos Holdings, Inc	55
1,128		Innospec, Inc	40
3,573		International Flavors & Fragrances, Inc	343
19,112		International Paper Co	912
2,641	e	Intrepid Potash, Inc	41
804		Kaiser Aluminum Corp	61
3,744		Kapstone Paper and Packaging Corp	105

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

329		KMG Chemicals, Inc	$5
952		Koppers Holdings, Inc	32
1,610	*	Kraton Polymers LLC	29
1,114		Kronos Worldwide, Inc	15
1,289	*	Landec Corp	16
6,361	*	Louisiana-Pacific Corp	86
901	*	LSB Industries, Inc	32
19,275		LyondellBasell Industries AF S.C.A	2,094
516	*,e	Marrone Bio Innovations, Inc	1
2,738		Martin Marietta Materials, Inc	353
7,431		MeadWestvaco Corp	304
1,603		Minerals Technologies, Inc	99
3,569	*,e	Molycorp, Inc	4
22,925		Monsanto Co	2,579
14,648		Mosaic Co	650
1,307		Myers Industries, Inc	23
743		Neenah Paper, Inc	40
364		NewMarket Corp	139
21,903		Newmont Mining Corp	505
1,121		Noranda Aluminium Holding Corp	5
13,989		Nucor Corp	759
3,679		Olin Corp	93
529		Olympic Steel, Inc	11
1,452		OM Group, Inc	38
2,250	*	Omnova Solutions, Inc	12
7,278	*	Owens-Illinois, Inc	190
4,344		Packaging Corp of America	277
3,751	*	Platform Specialty Products Corp	94
4,551		PolyOne Corp	162
6,101		PPG Industries, Inc	1,200
12,738		Praxair, Inc	1,643
610		Quaker Chemical Corp	44
1,981	e	Rayonier Advanced Materials, Inc	65
3,434		Reliance Steel & Aluminum Co	235
11,466		Rentech, Inc	20
2,728	*	Resolute Forest Products	43
6,082		Rock-Tenn Co (Class A)	289
3,005		Rockwood Holdings, Inc	230
2,719		Royal Gold, Inc	177
6,079		RPM International, Inc	278
1,496	*	RTI International Metals, Inc	37
1,183		Schnitzer Steel Industries, Inc (Class A)	28
1,432		Schweitzer-Mauduit International, Inc	59
2,024		Scotts Miracle-Gro Co (Class A)	111
9,523		Sealed Air Corp	332
1,854	*,e	Senomyx, Inc	15
2,186		Sensient Technologies Corp	114
3,791		Sherwin-Williams Co	830
5,067		Sigma-Aldrich Corp	689
1,935		Silgan Holdings, Inc	91
4,578		Sonoco Products Co	180
6,894		Southern Copper Corp (NY)	204
9,681		Steel Dynamics, Inc	219
834		Stepan Co	37
5,293	*	Stillwater Mining Co	80
2,967	*	SunCoke Energy, Inc	67
2,757	*	Tahoe Resources, Inc	56
1,261	*	Taminco Corp	33
1,733		TimkenSteel Corp	81
970	*	Trecora Resources	12
1,164		Tredegar Corp	21
2,723		Tronox Ltd	71
260	*	UFP Technologies, Inc	6
66		United States Lime & Minerals, Inc	4
5,791	e	United States Steel Corp	227
391	*	Universal Stainless & Alloy	10
482	*	US Concrete, Inc	13
2,477		US Silica Holdings Inc	155
3,731		Valspar Corp	295
5,770		Vulcan Materials Co	347

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,354		Wausau Paper Corp	$19
1,786		Westlake Chemical Corp	155
2,539	*	Worthington Industries, Inc	94
3,473	*	WR Grace & Co	316
1,145		Zep, Inc	16

		TOTAL MATERIALS	37,025

MEDIA - 3.5%
835		AH Belo Corp (Class A)	9
1,130		AMC Entertainment Holdings, Inc	26
2,757	*	AMC Networks, Inc	161
8,815	e	Cablevision Systems Corp (Class A)	154
1,014	*	Carmike Cinemas, Inc	31
22,964		CBS Corp (Class B)	1,229
4,981		CBS Outdoor Americas, Inc	149
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	8
3,500	*	Charter Communications, Inc	530
3,297	*	Cinedigm Corp	5
5,086		Cinemark Holdings, Inc	173
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	14
113,432		Comcast Corp (Class A)	6,100
1,802	*	Crown Media Holdings, Inc (Class A)	6
5,940	*	Cumulus Media, Inc (Class A)	24
46	*,e	Daily Journal Corp	8
764	*,e	Dex Media, Inc	7
20,646	*	DIRECTV	1,786
10,132	*	Discovery Communications, Inc (Class A)	383
10,132	*	Discovery Communications, Inc (Class C)	378
9,412		DISH Network Corp (Class A)	608
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	90
1,252	*	Entercom Communications Corp (Class A)	10
2,637		Entravision Communications Corp (Class A)	10
866	*	Eros International plc	13
1,412	*	EW Scripps Co (Class A)	23
10,026		Gannett Co, Inc	297
615	*,e	Global Sources Ltd	4
1,978	*	Gray Television, Inc	16
2,075		Harte-Hanks, Inc	13
408	*,e	Hemisphere Media Group, Inc	4
18,126		Interpublic Group of Cos, Inc	332
1,843		John Wiley & Sons, Inc (Class A)	103
2,807	*	Journal Communications, Inc (Class A)	24
3,450		Lamar Advertising Co (Class A)	170
2,285	*,e	Lee Enterprises, Inc	8
4,185	*	Liberty Media Corp	197
8,370	*	Liberty Media Corp (Class C)	393
3,701	e	Lions Gate Entertainment Corp	122
6,363	*	Live Nation, Inc	153
546		Loral Space & Communications, Inc	39
2,794	*	Madison Square Garden, Inc	185
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	6
3,219	*	McClatchy Co (Class A)	11
1,932		MDC Partners, Inc	37
2,390	*,e	Media General, Inc (Class A)	31
1,642		Meredith Corp	70
859		Morningstar, Inc	58
2,714		National CineMedia, Inc	39
1,312		New Media Investment Group, Inc	22
5,841		New York Times Co (Class A)	66
21,945	*	News Corp	359
1,355	e	Nexstar Broadcasting Group, Inc (Class A)	55
11,444		Omnicom Group, Inc	788
490	*,e	ReachLocal, Inc	2
787	*	Reading International, Inc	7
3,573	e	Regal Entertainment Group (Class A)	71
475	*,e	Rentrak Corp	29
216		Saga Communications, Inc	7
1,212		Scholastic Corp	39
4,668		Scripps Networks Interactive (Class A)	365
1,965	*,e	SFX Entertainment, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,960	e	Sinclair Broadcast Group, Inc (Class A)	$77
113,302	e	Sirius XM Holdings, Inc	395
1,322	*	Sizmek, Inc	10
3,824	*	Starz-Liberty Capital	127
15,547	e	Thomson Corp	566
12,301		Time Warner Cable, Inc	1,765
38,936		Time Warner, Inc	2,928
4,894	*	Time, Inc	115
83,218		Twenty-First Century Fox, Inc	2,854
18,972		Viacom, Inc (Class B)	1,460
75,860		Walt Disney Co	6,754
1,281	e	World Wrestling Entertainment, Inc (Class A)	18

		TOTAL MEDIA	33,136

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
70,188		AbbVie, Inc	4,054
3,490	*,e	Acadia Pharmaceuticals, Inc	86
987	*,e	Accelerate Diagnostics, Inc	21
716	*,e	Acceleron Pharma, Inc	22
961	*,e	AcelRx Pharmaceuticals, Inc	5
4,428	*,e	Achillion Pharmaceuticals, Inc	44
1,860	*	Acorda Therapeutics, Inc	63
11,186	*	Actavis plc	2,699
877	*,e	Actinium Pharmaceuticals, Inc	6
1,318	*,e	Aegerion Pharmaceuticals, Inc	44
456	*,e	Aerie Pharmaceuticals, Inc	9
3,307	*	Affymetrix, Inc	26
2,830	*	Agenus, Inc	9
14,713		Agilent Technologies, Inc	838
590	*,e	Agios Pharmaceuticals, Inc	36
353	*,e	Akebia Therapeutics, Inc	8
2,860	*	Akorn, Inc	104
1,060	*	Albany Molecular Research, Inc	23
367	*,e	Alder Biopharmaceuticals, Inc	5
8,732	*	Alexion Pharmaceuticals, Inc	1,448
818	*,e	Alimera Sciences, Inc	4
6,379	*	Alkermes plc	273
13,132		Allergan, Inc	2,340
2,939	*	Alnylam Pharmaceuticals, Inc	230
1,109	*,e	AMAG Pharmaceuticals, Inc	35
33,417		Amgen, Inc	4,694
1,806	*,e	Ampio Pharmaceuticals, Inc	6
1,178	*,e	Anacor Pharmaceuticals, Inc	29
292	*	ANI Pharmaceuticals, Inc	8
216	*,e	Applied Genetic Technologies Corp	4
1,104	*	Aratana Therapeutics, Inc	11
9,609	*,e	Arena Pharmaceuticals, Inc	40
4,440	*,e	Ariad Pharmaceuticals, Inc	24
5,359	*	Array Biopharma, Inc	19
2,299	*,e	Arrowhead Research Corp	34
358	*	Auspex Pharmaceuticals Inc	9
2,455	*,e	Auxilium Pharmaceuticals, Inc	73
6,354	*	AVANIR Pharmaceuticals, Inc	76
3,132	*	BioCryst Pharmaceuticals, Inc	31
1,429	*,e	BioDelivery Sciences International, Inc	24
10,449	*	Biogen Idec, Inc	3,457
6,368	*	BioMarin Pharmaceuticals, Inc	460
3,319	*,e	Bio-Path Holdings, Inc	7
710	*	Bio-Rad Laboratories, Inc (Class A)	80
1,108	*,e	Biotime, Inc	3
846	*	Bluebird Bio, Inc	30
72,878		Bristol-Myers Squibb Co	3,730
5,008	*	Bruker BioSciences Corp	93
1,384	*	Cambrex Corp	26
2,835	*	Catalent, Inc	71
35,344	*	Celgene Corp	3,350
3,687	*,e	Celldex Therapeutics, Inc	48
462	*,e	Cellular Dynamics International, Inc	3
663	*,e	Cempra, Inc	7
3,195	*,e	Cepheid, Inc	141

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,363	*	Charles River Laboratories International, Inc	$141
1,103	*,e	ChemoCentryx, Inc	5
1,199	*,e	Chimerix, Inc	33
1,094	*,e	Clovis Oncology, Inc	50
1,326	*,e	Corcept Therapeutics, Inc	4
2,530	*	Covance, Inc	199
4,964	*,e	CTI BioPharma Corp	12
3,322	*	Cubist Pharmaceuticals, Inc	220
1,140	*	Cytokinetics, Inc	4
2,389	*,e	Cytori Therapeutics, Inc	2
2,438	*,e	CytRx Corp	6
7,690	*,e	Dendreon Corp	11
2,984	*	Depomed, Inc	45
587	*,e	Durata Therapeutics, Inc	7
5,955	*	Dyax Corp	60
11,612	*	Dynavax Technologies Corp	17
43,427		Eli Lilly & Co	2,816
1,234	*	Emergent Biosolutions, Inc	26
464	*	Enanta Pharmaceuticals, Inc	18
6,719	*	Endo International plc	459
1,449	*,e	Endocyte, Inc	9
1,545	*	Enzo Biochem, Inc	8
578	*,e	Epizyme, Inc	16
3,648	*,e	Exact Sciences Corp	71
8,337	*,e	Exelixis, Inc	13
731	*	Five Prime Therapeutics, Inc	9
1,247	*	Fluidigm Corp	31
643	*,m	Forest Laboratories, Inc CVR	1
450	*,e	Foundation Medicine, Inc	9
512	*,m	Furiex Pharmaceuticals, Inc	5
813	*,e	Galectin Therapeutics, Inc	4
3,544	*,e	Galena Biopharma, Inc	7
810	*,e	Genomic Health, Inc	23
6,445	*,e	Geron Corp	13
67,276	*	Gilead Sciences, Inc	7,162
1,426	*	Golf Trust Of America, Inc	11
4,607	*,e	Halozyme Therapeutics, Inc	42
827	*	Heron Therapeutics, Inc	7
2,885	*,e	Horizon Pharma plc	35
7,377	*	Hospira, Inc	384
400	*	Hyperion Therapeutics, Inc	10
2,542	*,e	Idera Pharmaceuticals, Inc	6
6,179	*	Illumina, Inc	1,013
3,866	*,e	Immunogen, Inc	41
3,543	*,e	Immunomedics, Inc	13
3,148	*	Impax Laboratories, Inc	75
6,383	*	Incyte Corp	313
2,197	*	Infinity Pharmaceuticals, Inc	29
2,690	*,e	Inovio Pharmaceuticals, Inc	26
1,712	*	Insmed, Inc	22
430	*	Insys Therapeutics, Inc	17
551	*	Intercept Pharmaceuticals, Inc	130
755	*,e	Intra-Cellular Therapies, Inc	10
1,591	*,e	Intrexon Corp	30
5,284	*	Ironwood Pharmaceuticals, Inc	68
5,202	*,e	Isis Pharmaceuticals, Inc	202
2,624	*	Jazz Pharmaceuticals plc	421
124,245		Johnson & Johnson	13,243
557	*,e	Karyopharm Therapeutics, Inc	19
3,747	*,e	Keryx Biopharmaceuticals, Inc	52
462	*,e	Kindred Biosciences Inc	4
765	*,e	KYTHERA Biopharmaceuticals, Inc	25
1,137	*	Lannett Co, Inc	52
10,577	*,e	Lexicon Pharmaceuticals, Inc	15
925	*	Ligand Pharmaceuticals, Inc (Class B)	43
1,879	*	Luminex Corp	37
890	*	MacroGenics, Inc	19
5,105	*	Mallinckrodt plc	460
10,048	*,e	MannKind Corp	59
2,880	*	Medicines Co	64

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,431	*	Medivation, Inc	$339
128,440		Merck & Co, Inc	7,614
4,183	*,e	Merrimack Pharmaceuticals, Inc	37
1,239	*	Mettler-Toledo International, Inc	317
3,906	*,e	MiMedx Group, Inc	28
332	*	Mirati Therapeutics, Inc	6
2,284	*	Momenta Pharmaceuticals, Inc	26
16,501	*	Mylan Laboratories, Inc	751
3,082	*,e	Myriad Genetics, Inc	119
460	*	NanoString Technologies, Inc	5
1,676	*,e	NanoViricides, Inc	5
4,406	*,e	Navidea Biopharmceuticals, Inc	6
5,532	*	Nektar Therapeutics	67
1,004	*	NeoStem, Inc	6
3,110	*,e	Neuralstem, Inc	10
3,256	*	Neurocrine Biosciences, Inc	51
866	*,e	NewLink Genetics Corp	19
1,597	*,e	Northwest Biotherapeutics, Inc	8
9,302	*,e	Novavax, Inc	39
4,701	*	NPS Pharmaceuticals, Inc	122
868	*,e	Ohr Pharmaceutical, Inc	6
1,496	*,e	Omeros Corp	19
244	*,m	Omthera Pharmaceuticals, Inc	0	^
542	*,e	OncoMed Pharmaceuticals, Inc	10
3,016	*	Oncothyreon, Inc	6
490	*,e	Ophthotech Corp	19
8,743	*,e	Opko Health, Inc	74
4,355	*,e	Orexigen Therapeutics, Inc	19
2,776	*,e	Organovo Holdings, Inc	18
807	*,e	Osiris Therapeutics, Inc	10
397	*	OvaScience, Inc	7
2,513	*	Pacific Biosciences of California, Inc	12
1,577	*,e	Pacira Pharmaceuticals, Inc	153
1,692	*	Pain Therapeutics, Inc	7
2,297	*	Parexel International Corp	145
7,108	e	PDL BioPharma, Inc	53
6,277	*,e	Peregrine Pharmaceuticals, Inc	9
5,006	*	PerkinElmer, Inc	218
5,976		Perrigo Co plc	898
279,538		Pfizer, Inc	8,266
2,681	*,e	Pharmacyclics, Inc	315
638		Phibro Animal Health Corp	14
1,633	*	Portola Pharmaceuticals, Inc	41
1,425		Pozen, Inc	10
2,523	*	Prestige Brands Holdings, Inc	82
2,427	*,e	Progenics Pharmaceuticals, Inc	13
955	*	Prothena Corp plc	21
988	*	PTC Therapeutics, Inc	43
1,018	*	Puma Biotechnology, Inc	243
11,224	*	Qiagen NV (NASDAQ)	256
2,504	*	Quintiles Transnational Holdings, Inc	140
2,377	*,e	Raptor Pharmaceutical Corp	23
678	*	Receptos, Inc	42
3,409	*	Regeneron Pharmaceuticals, Inc	1,229
424	*,e	Regulus Therapeutics, Inc	3
731	*	Relypsa, Inc	15
1,493	*	Repligen Corp	30
714	*,e	Repros Therapeutics, Inc	7
740	*,e	Retrophin, Inc	7
380	*	Revance Therapeutics, Inc	7
3,471	*	Rigel Pharmaceuticals, Inc	7
978	*	Sagent Pharmaceuticals	30
2,764	*	Salix Pharmaceuticals Ltd	432
3,004	*,e	Sangamo Biosciences, Inc	32
1,786	*,e	Sarepta Therapeutics, Inc	38
2,738	*	Sciclone Pharmaceuticals, Inc	19
4,705	*,e	Seattle Genetics, Inc	175
4,993	*,e	Sequenom, Inc	15
2,652	e	Spectrum Pharmaceuticals, Inc	22
414	*,e	Stemline Therapeutics, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

620	*,e	Sucampo Pharmaceuticals, Inc (Class A)	$4
1,424	*,e	Sunesis Pharmaceuticals, Inc	10
1,275	*	Supernus Pharmaceuticals, Inc	11
949	*,e	Synageva BioPharma Corp	65
3,578	*,e	Synergy Pharmaceuticals, Inc	10
1,821	*,e	Synta Pharmaceuticals Corp	5
1,792		Techne Corp	168
860	*	TESARO, Inc	23
978	*	Tetraphase Pharmaceuticals, Inc	19
647	*,e	TG Therapeutics, Inc	7
3,604	*,e	TherapeuticsMD, Inc	17
956	*,e	Theravance Biopharma, Inc	22
3,648	e	Theravance, Inc	62
17,274		Thermo Electron Corp	2,102
2,098	*	Threshold Pharmaceuticals, Inc	8
360	*	Ultragenyx Pharmaceutical, Inc	20
2,129	*	United Therapeutics Corp	274
1,501	*,e	Vanda Pharmaceuticals, Inc	16
637	*,e	Verastem, Inc	5
306	*,e	Versartis, Inc	6
10,423	*	Vertex Pharmaceuticals, Inc	1,171
238	*,e	Vital Therapies, Inc	5
4,844	*,e	Vivus, Inc	19
3,776	*	Waters Corp	374
607	*	Xencor Inc	6
1,508	*	Xenoport, Inc	8
3,261	*,e	XOMA Corp	14
2,912	*,e	ZIOPHARM Oncology, Inc	8
22,186		Zoetis Inc	820
3,161	*,e	Zogenix, Inc	4

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	85,656

REAL ESTATE - 3.6%
2,427		Acadia Realty Trust	67
755		AG Mortgage Investment Trust	13
505		Agree Realty Corp	14
2,153		Alexander & Baldwin, Inc	77
104		Alexander’s, Inc	39
3,234		Alexandria Real Estate Equities, Inc	239
63	*,e	Altisource Asset Management Corp	43
646	*,e	Altisource Portfolio Solutions S.A.	65
2,533		Altisource Residential Corp	61
1,470		American Assets Trust, Inc	48
4,716		American Campus Communities, Inc	172
17,015		American Capital Agency Corp	362
1,755		American Capital Mortgage, Inc	33
6,154		American Homes 4 Rent	104
7,436		American Realty Capital Healthcare Trust, Inc	78
40,106	*	American Realty Capital Properties, Inc	484
1,408	e	American Residential Properties, Inc	26
17,354		American Tower Corp	1,625
800		AmREIT, Inc (Class B)	18
41,410		Annaly Capital Management, Inc	442
6,519		Anworth Mortgage Asset Corp	31
6,612		Apartment Investment & Management Co (Class A)	210
1,693		Apollo Commercial Real Estate Finance, Inc	27
1,288		Ares Commercial Real Estate Corp	15
719		Armada Hoffler Properties, Inc	7
17,114	*	ARMOUR Residential REIT, Inc	66
1,123		Ashford Hospitality Prime, Inc	17
3,090		Ashford Hospitality Trust, Inc	32
2,311		Associated Estates Realty Corp	40
454	*	AV Homes, Inc	7
5,727		AvalonBay Communities, Inc	807
860		Aviv REIT, Inc	23
8,551		BioMed Realty Trust, Inc	173
6,712		Boston Properties, Inc	777
7,051		Brandywine Realty Trust	99
2,124		Brixmor Property Group, Inc	47
3,772		Camden Property Trust	259

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,582		Campus Crest Communities, Inc	$17
4,568	e	Capstead Mortgage Corp	56
895	*	CareTrust REIT, Inc	13
507		CatchMark Timber Trust Inc	6
7,707		CBL & Associates Properties, Inc	138
12,793	*	CBRE Group, Inc	380
2,712		Cedar Shopping Centers, Inc	16
11,388		Chambers Street Properties	86
1,145		Chatham Lodging Trust	26
2,191		Chesapeake Lodging Trust	64
45,800		Chimera Investment Corp	139
4,557		Colony Financial, Inc	102
5,509		Columbia Property Trust, Inc	132
267		Consolidated-Tomoka Land Co	13
958		Coresite Realty	32
3,770		Corporate Office Properties Trust	97
8,737		Cousins Properties, Inc	104
14,727		Crown Castle International Corp	1,186
6,373		CubeSmart	115
886		CyrusOne, Inc	21
6,587		CYS Investments, Inc	54
14,553		DCT Industrial Trust, Inc	109
13,295		DDR Corp	222
8,922		DiamondRock Hospitality Co	113
5,887	e	Digital Realty Trust, Inc	367
6,476		Douglas Emmett, Inc	166
14,712		Duke Realty Corp	253
2,984		DuPont Fabros Technology, Inc	81
2,653		Dynex Capital, Inc	21
1,377		EastGroup Properties, Inc	83
5,215		Education Realty Trust, Inc	54
4,070		Empire State Realty Trust, Inc	61
2,373		Entertainment Properties Trust	120
5,339	*	Equity Commonwealth	137
3,812		Equity Lifestyle Properties, Inc	161
2,651		Equity One, Inc	57
15,972		Equity Residential	984
2,778		Essex Property Trust, Inc	497
2,196		Excel Trust, Inc	26
5,080		Extra Space Storage, Inc	262
2,946		Federal Realty Investment Trust	349
5,675		FelCor Lodging Trust, Inc	53
4,909		First Industrial Realty Trust, Inc	83
2,547		First Potomac Realty Trust	30
7,235	*	Forest City Enterprises, Inc (Class A)	142
1,790	*	Forestar Real Estate Group, Inc	32
4,124		Franklin Street Properties Corp	46
3,679	e	Gaming and Leisure Properties, Inc	114
25,513		General Growth Properties, Inc	601
3,325		Geo Group, Inc	127
1,193		Getty Realty Corp	20
498		Gladstone Commercial Corp	8
6,781		Glimcher Realty Trust	92
2,488		Government Properties Income Trust	55
5,129	e	Gramercy Property Trust, Inc	30
939		Hannon Armstrong Sustainable Infrastructure Capital, Inc	13
4,525		Hatteras Financial Corp	81
19,744		HCP, Inc	784
13,557		Health Care REIT, Inc	846
4,129		Healthcare Realty Trust, Inc	98
10,435		Healthcare Trust of America, Inc	121
9,247		Hersha Hospitality Trust	59
3,988		Highwoods Properties, Inc	155
2,526		Home Properties, Inc	147
6,635		Hospitality Properties Trust	178
33,426		Host Marriott Corp	713
1,731	*	Howard Hughes Corp	260
2,411		Hudson Pacific Properties	59
4,699		Inland Real Estate Corp	47
5,430		Invesco Mortgage Capital, Inc	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,600		Investors Real Estate Trust	$35
4,086	*	iStar Financial, Inc	55
2,081		Jones Lang LaSalle, Inc	263
3,185		Kennedy-Wilson Holdings, Inc	76
3,625		Kilroy Realty Corp	215
17,885		Kimco Realty Corp	392
1,459		Kite Realty Group Trust	35
4,588		LaSalle Hotel Properties	157
9,098	e	Lexington Corporate Properties Trust	89
6,528		Liberty Property Trust	217
1,589		LTC Properties, Inc	59
6,407		Macerich Co	409
3,035		Mack-Cali Realty Corp	58
7,595		Medical Properties Trust, Inc	93
16,597		MFA Mortgage Investments, Inc	129
3,448		Mid-America Apartment Communities, Inc	226
2,597		Monmouth Real Estate Investment Corp (Class A)	26
1,466		National Health Investors, Inc	84
5,524	e	National Retail Properties, Inc	191
11,619		New Residential Investment Corp	68
4,058	e	New York Mortgage Trust, Inc	29
8,789	*,e	New York REIT, Inc	90
8,103		NorthStar Realty Finance Corp	143
5,558		Omega Healthcare Investors, Inc	190
567		One Liberty Properties, Inc	11
486	e	Owens Realty Mortgage, Inc	7
3,151		Parkway Properties, Inc	59
2,708		Pebblebrook Hotel Trust	101
3,002		Pennsylvania REIT	60
2,341		Pennymac Mortgage Investment Trust	50
1,488		Physicians Realty Trust	20
6,792	e	Piedmont Office Realty Trust, Inc	120
7,839		Plum Creek Timber Co, Inc	306
2,497		Post Properties, Inc	128
1,510		Potlatch Corp	61
22,284		Prologis, Inc	840
903		PS Business Parks, Inc	69
6,216		Public Storage, Inc	1,031
700	e	QTS Realty Trust, Inc	21
3,606	e	RAIT Investment Trust	27
2,750		Ramco-Gershenson Properties	45
5,944		Rayonier, Inc	185
370		Re/Max Holdings, Inc	11
6,443*		Realogy Holdings Corp	240
8,997	e	Realty Income Corp	367
3,754		Redwood Trust, Inc	62
4,546		Regency Centers Corp	245
5,774		Resource Capital Corp	28
2,782		Retail Opportunities Investment Corp	41
10,454		Retail Properties of America, Inc	153
1,275		Rexford Industrial Realty, Inc	18
5,656		RLJ Lodging Trust	161
1,626	e	Rouse Properties, Inc	26
1,915	e	Ryman Hospitality Properties	91
2,072		Sabra Healthcare REIT, Inc	50
330		Saul Centers, Inc	15
1,621		Select Income REIT	39
8,996		Senior Housing Properties Trust	188
1,684	e	Silver Bay Realty Trust Corp	27
13,561		Simon Property Group, Inc	2,230
4,214		SL Green Realty Corp	427
1,406		Sovran Self Storage, Inc	105
17,735		Spirit Realty Capital, Inc	195
2,792	*,e	St. Joe Co	56
2,296		STAG Industrial, Inc	48
10,289		Starwood Property Trust, Inc	226
1,712		Starwood Waypoint Residential Trust	45
10,891	*	Strategic Hotels & Resorts, Inc	127
3,813		Summit Hotel Properties, Inc	41
1,818		Sun Communities, Inc	92

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,110		Sunstone Hotel Investors, Inc	$112
4,466		Tanger Factory Outlet Centers, Inc	146
2,937		Taubman Centers, Inc	214
790	*	Tejon Ranch Co	22
1,449		Terreno Realty Corp	27
880	e	Trade Street Residential, Inc	6
16,078		Two Harbors Investment Corp	155
11,759		UDR, Inc	320
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	24
227		Urstadt Biddle Properties, Inc (Class A)	5
12,918		Ventas, Inc	800
8,248		Vornado Realty Trust	824
6,931		Washington Prime Group, Inc	121
3,060		Washington REIT	78
5,688		Weingarten Realty Investors	179
1,871	e	Western Asset Mortgage Capital Corp	28
23,480		Weyerhaeuser Co	748
976		Whitestone REIT	14
4,380	e	WP Carey, Inc	279

		TOTAL REAL ESTATE	34,577

RETAILING - 4.2%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	9
2,942		Aaron’s, Inc	72
3,193		Abercrombie & Fitch Co (Class A)	116
3,228		Advance Auto Parts, Inc	421
3,935	*,e	Aeropostale, Inc	13
16,508	*	Amazon.com, Inc	5,323
7,658	e	American Eagle Outfitters, Inc	111
367	*	America’s Car-Mart, Inc	14
2,149	*	Ann Taylor Stores Corp	88
1,365	*	Asbury Automotive Group, Inc	88
5,511	*	Ascena Retail Group, Inc	73
857	*	Audiovox Corp (Class A)	8
3,216	*	Autonation, Inc	162
1,436	*	AutoZone, Inc	732
1,708	*	Barnes & Noble, Inc	34
1,533		Bebe Stores, Inc	4
9,004	*	Bed Bath & Beyond, Inc	593
12,679		Best Buy Co, Inc	426
824		Big 5 Sporting Goods Corp	8
2,673		Big Lots, Inc	115
645	*	Blue Nile, Inc	18
447	e	Bon-Ton Stores, Inc	4
1,976		Brown Shoe Co, Inc	54
1,023	e	Buckle, Inc	46
512	*	Build-A-Bear Workshop, Inc	7
1,263	*	Burlington Stores, Inc	50
2,171	*,e	Cabela’s, Inc	128
9,788	*	Carmax, Inc	455
966		Cato Corp (Class A)	33
6,766		Chico’s FAS, Inc	100
1,035		Children’s Place Retail Stores, Inc	49
1,400	*	Christopher & Banks Corp	14
836	*	Citi Trends, Inc	18
1,176	*,e	Conn’s, Inc	36
764	*	Container Store Group, Inc	17
1,054		Core-Mark Holding Co, Inc	56
518	*	Coupons.com, Inc	6
3,342		CST Brands, Inc	120
632		Destination Maternity Corp	10
2,260	*	Destination XL Group, Inc	11
3,844		Dick’s Sporting Goods, Inc	169
1,128		Dillard’s, Inc (Class A)	123
13,688	*	Dollar General Corp	836
9,137	*	Dollar Tree, Inc	512
3,192		DSW, Inc (Class A)	96
4,459		Expedia, Inc	391
3,681	*	Express Parent LLC	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,155		Family Dollar Stores, Inc	$321
2,244		Finish Line, Inc (Class A)	56
1,946	*,e	Five Below, Inc	77
6,440		Foot Locker, Inc	358
2,024	*	Francesca’s Holdings Corp	28
191		Fred’s, Inc (Class A)	3
911	*	FTD Cos, Inc	31
683	*	Gaiam, Inc (Class A)	5
4,863	e	GameStop Corp (Class A)	200
11,669		Gap, Inc	486
979	*	Genesco, Inc	73
6,790		Genuine Parts Co	596
3,997		GNC Holdings, Inc	155
1,038		Group 1 Automotive, Inc	75
21,229	*,e	Groupon, Inc	142
2,720		Guess?, Inc	60
983		Haverty Furniture Cos, Inc	21
626	*	HHgregg, Inc	4
1,136	*	Hibbett Sports, Inc	48
59,864		Home Depot, Inc	5,492
4,132	*	HomeAway, Inc	147
1,388		HSN, Inc	85
11,443	*,e	JC Penney Co, Inc	115
705	*	Kirkland’s, Inc	11
9,021		Kohl’s Corp	551
10,680		L Brands, Inc	715
733	*,e	Lands’ End, Inc	30
21,361	*	Liberty Interactive Corp	609
3,368	*	Liberty TripAdvisor Holdings, Inc	114
3,368	*	Liberty Ventures	128
1,015		Lithia Motors, Inc (Class A)	77
13,288	*	LKQ Corp	353
44,499		Lowe’s Companies, Inc	2,355
1,262	*,e	Lumber Liquidators, Inc	72
15,992		Macy’s, Inc	930
1,129	*	MarineMax, Inc	19
669	*,e	Mattress Firm Holding Corp	40
2,120		Men’s Wearhouse, Inc	100
1,444	*	Michaels Cos, Inc	25
1,383		Monro Muffler, Inc	67
2,193	*	Murphy USA, Inc	116
2,645	*	NetFlix, Inc	1,193
888	*	New York & Co, Inc	3
6,124		Nordstrom, Inc	419
1,665		Nutri/System, Inc	26
21,270	*	Office Depot, Inc	109
2,239	*	Orbitz Worldwide, Inc	18
4,675	*	O’Reilly Automotive, Inc	703
555	*,e	Outerwall, Inc	31
567	*,e	Overstock.com, Inc	10
1,931		Penske Auto Group, Inc	78
2,583	*	PEP Boys - Manny Moe & Jack	23
1,182	e	PetMed Express, Inc	16
4,430		Petsmart, Inc	310
4,307		Pier 1 Imports, Inc	51
2,256	*	Priceline.com, Inc	2,614
2,196		Rent-A-Center, Inc	67
1,378	*,e	Restoration Hardware Holdings, Inc	110
1,375	*	RetailMeNot, Inc	22
9,371		Ross Stores, Inc	708
6,973	*	Sally Beauty Holdings, Inc	191
1,052	*,e	Sears Holdings Corp	27
527	*	Sears Hometown and Outlet Stores, Inc	8
2,535	*	Select Comfort Corp	53
775		Shoe Carnival, Inc	14
1,725	*	Shutterfly, Inc	84
3,567		Signet Jewelers Ltd	406
1,782		Sonic Automotive, Inc (Class A)	44
1,474		Stage Stores, Inc	25
27,610		Staples, Inc	334

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,440		Stein Mart, Inc	$17
461		Systemax, Inc	6
27,969		Target Corp	1,753
4,930		Tiffany & Co	475
834	*,e	Tile Shop Holdings, Inc	8
432	*	Tilly’s, Inc	3
30,903		TJX Companies, Inc	1,829
6,086		Tractor Supply Co	374
4,734	*	TripAdvisor, Inc	433
1,789	*,e	Tuesday Morning Corp	35
2,841	*	Ulta Salon Cosmetics & Fragrance, Inc	336
4,351	*	Urban Outfitters, Inc	160
1,789	*	Valuevision International, Inc (Class A)	9
1,434	*	Vitamin Shoppe, Inc	64
640	*	West Marine, Inc	6
1,736	*	WEX, Inc	191
4,208		Williams-Sonoma, Inc	280
133		Winmark Corp	10
578	*,e	zulily, Inc	22
1,062	*	Zumiez, Inc	30

		TOTAL RETAILING	40,454

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
1,955	*	Advanced Energy Industries, Inc	37
27,659	*,e	Advanced Micro Devices, Inc	94
844	*	Alpha & Omega Semiconductor Ltd	8
13,830		Altera Corp	495
1,258	*,e	Ambarella, Inc	55
3,751	*	Amkor Technology, Inc	32
13,502		Analog Devices, Inc	668
53,952		Applied Materials, Inc	1,166
3,483	*	Applied Micro Circuits Corp	24
18,162	*	Atmel Corp	147
308	*,e	Audience, Inc	2
10,685		Avago Technologies Ltd	930
5,359	*	Axcelis Technologies, Inc	11
23,622		Broadcom Corp (Class A)	955
3,308		Brooks Automation, Inc	35
1,066	*	Cabot Microelectronics Corp	44
569	*	Cascade Microtech, Inc	6
2,349	*	Cavium Networks, Inc	117
1,137	*	Ceva, Inc	15
2,833	*	Cirrus Logic, Inc	59
1,302		Cohu, Inc	16
5,381	*,e	Cree, Inc	220
6,863	e	Cypress Semiconductor Corp	68
1,810	*	Diodes, Inc	43
1,224	*	DSP Group, Inc	11
6,714	*	Entegris, Inc	77
4,315	*	Entropic Communications, Inc	12
2,381	*	Exar Corp	21
5,825	*	Fairchild Semiconductor International, Inc	90
3,240	*	First Solar, Inc	213
2,618	*	Formfactor, Inc	19
4,624	*,e	Freescale Semiconductor Holdings Ltd	90
5,994	*,e	GT Solar International, Inc	65
1,024	*	Inphi Corp	15
5,027	*	Integrated Device Technology, Inc	80
1,216		Integrated Silicon Solution, Inc	17
218,115		Intel Corp	7,595
3,305	*	International Rectifier Corp	130
5,704		Intersil Corp (Class A)	81
1,231		IXYS Corp	13
7,363		Kla-Tencor Corp	580
3,559	*	Kopin Corp	12
7,160		Lam Research Corp	535
5,950	*	Lattice Semiconductor Corp	45
10,438		Linear Technology Corp	463
515	*	MA-COM Technology Solutions	11
16,448		Marvell Technology Group Ltd	222

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,471		Maxim Integrated Products, Inc	$377
1,067	*	MaxLinear, Inc	7
2,455		Micrel, Inc	30
8,709	e	Microchip Technology, Inc	411
47,239	*	Micron Technology, Inc	1,618
4,299	*	Microsemi Corp	109
2,438		MKS Instruments, Inc	81
1,709		Monolithic Power Systems, Inc	75
1,014	*	Nanometrics, Inc	15
258	*	NVE Corp	17
24,640		Nvidia Corp	455
2,460	*	Omnivision Technologies, Inc	65
17,573	*	ON Semiconductor Corp	157
1,181	*	PDF Solutions, Inc	15
1,211	*	Peregrine Semiconductor Corp	15
1,447	*	Pericom Semiconductor Corp	14
2,703	*	Photronics, Inc	22
9,550	*	PMC - Sierra, Inc	71
1,292		Power Integrations, Inc	70
2,350	*,e	QuickLogic Corp	7
5,356	*	Rambus, Inc	67
12,804	*	RF Micro Devices, Inc	148
782	*,e	Rubicon Technology, Inc	3
1,464	*	Rudolph Technologies, Inc	13
3,192	*	Semtech Corp	87
4,055	*	Silicon Image, Inc	20
1,948	*	Silicon Laboratories, Inc	79
8,363		Skyworks Solutions, Inc	485
2,245	*	Spansion, Inc	51
11,803	*	SunEdison, Inc	223
1,881	*,e	SunPower Corp	64
8,744		Teradyne, Inc	170
2,606		Tessera Technologies, Inc	69
47,118		Texas Instruments, Inc	2,247
7,513	*	Triquint Semiconductor, Inc	143
928	*	Ultra Clean Holdings	8
1,279	*	Ultratech, Inc	29
1,796	*	Veeco Instruments, Inc	63
2,231	*	Vitesse Semiconductor Corp	8
2,408	*	Xcerra Corp	24
11,736		Xilinx, Inc	497

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,773

SOFTWARE & SERVICES - 10.4%
527	*,e	A10 Networks, Inc	5
27,549		Accenture plc	2,240
5,487	*	ACI Worldwide, Inc	103
21,863		Activision Blizzard, Inc	455
2,448	*	Actuate Corp	10
3,414	*	Acxiom Corp	56
21,933	*	Adobe Systems, Inc	1,518
2,284		Advent Software, Inc	72
7,870	*	Akamai Technologies, Inc	471
2,392	*	Alliance Data Systems Corp	594
384	*,e	Amber Road, Inc	7
6,978		Amdocs Ltd	320
764	*	American Software, Inc (Class A)	7
1,936	*,e	Angie’s List, Inc	12
4,120	*	Ansys, Inc	312
3,546		AOL, Inc	159
4,286	*	Aspen Technology, Inc	162
9,955	*	Autodesk, Inc	548
21,242		Automatic Data Processing, Inc	1,765
1,528	*	AVG Technologies NV	25
2,964	*	Bankrate, Inc	34
330	*	Barracuda Networks, Inc	8
2,221	*	Bazaarvoice, Inc	16
190	*,e	Benefitfocus, Inc	5
2,030		Blackbaud, Inc	80
2,216	*	Blackhawk Network Holdings, Inc	72

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,003	*	Blucora, Inc	$31
3,300		Booz Allen Hamilton Holding Co	77
1,713	*	Bottomline Technologies, Inc	47
1,247	*	Brightcove, Inc	7
5,333		Broadridge Financial Solutions, Inc	222
1,345	*	BroadSoft, Inc	28
14,186		CA, Inc	396
1,033	*	CACI International, Inc (Class A)	74
13,010	*	Cadence Design Systems, Inc	224
2,042	*	Callidus Software, Inc	25
540	*	Carbonite, Inc	6
2,159	*	Cardtronics, Inc	76
480		Cass Information Systems, Inc	20
921	*,e	ChannelAdvisor Corp	15
3,700	*	Ciber, Inc	13
7,162	*	Citrix Systems, Inc	511
26,854	*	Cognizant Technology Solutions Corp (Class A)	1,202
2,159	*	Commvault Systems, Inc	109
6,606		Computer Sciences Corp	404
760		Computer Task Group, Inc	8
9,466		Compuware Corp	100
1,622	*	comScore, Inc	59
1,059	*	Comverse, Inc	24
2,134	*	Concur Technologies, Inc	271
1,503	*	Constant Contact, Inc	41
4,473		Convergys Corp	80
2,875	*	Conversant, Inc	98
2,343	*	Cornerstone OnDemand, Inc	81
1,288	*	CoStar Group, Inc	200
1,795		CSG Systems International, Inc	47
801	*,e	Cvent, Inc	20
708	*	Datalink Corp	8
2,356	*	DealerTrack Holdings, Inc	102
289	*	Demand Media, Inc	3
1,330	*	Demandware, Inc	68
1,843	*	Dice Holdings, Inc	15
1,607	*	Digital River, Inc	23
335		DMRC Corp	7
1,361		DST Systems, Inc	114
1,019	*,e	E2open, Inc	9
4,694		EarthLink Holdings Corp	16
55,497	*	eBay, Inc	3,143
3,500	e	Ebix, Inc	50
13,881	*	Electronic Arts, Inc	494
1,070	*	Ellie Mae, Inc	35
1,343	*,e	Endurance International Group Holdings, Inc	22
1,037	*	EnerNOC, Inc	18
1,507	*	Envestnet, Inc	68
1,577	*	EPAM Systems, Inc	69
1,587		EPIQ Systems, Inc	28
206		ePlus, Inc	12
2,259	*	Equinix, Inc	480
2,184	*	Euronet Worldwide, Inc	104
2,895		EVERTEC, Inc	65
309	*,e	Everyday Health, Inc	4
1,501	*	ExlService Holdings, Inc	37
86,820	*	Facebook, Inc	6,862
1,859	e	Factset Research Systems, Inc	226
1,085		Fair Isaac Corp	60
12,826		Fidelity National Information Services, Inc	722
3,795	*,e	FireEye, Inc	116
4,265	*	First American Corp	115
10,606	*	Fiserv, Inc	685
3,660	*	FleetCor Technologies, Inc	520
1,659	*,e	FleetMatics Group plc	51
573		Forrester Research, Inc	21
6,352	*	Fortinet, Inc	160
4,107	*	Gartner, Inc	302
6,294	*	Genpact Ltd	103
1,221	*,m	Gerber Scientific, Inc	0	^

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,086	*,e	Gigamon, Inc	$11
2,712	*	Global Cash Access, Inc	18
1,656	*,e	Global Eagle Entertainment, Inc	19
3,208		Global Payments, Inc	224
4,062	*,e	Glu Mobile, Inc	21
2,479	*,e	Gogo, Inc	42
12,498	*	Google, Inc	7,216
12,297	*	Google, Inc (Class A)	7,236
406	*	GrubHub, Inc	14
580	*	GTT Communications, Inc	7
680	*,e	Guidance Software, Inc	5
2,990	*	Guidewire Software, Inc	133
1,547		Hackett Group, Inc	9
1,374		Heartland Payment Systems, Inc	66
1,560	*	Higher One Holdings, Inc	4
3,119		IAC/InterActiveCorp	206
1,627	*	iGate Corp	60
894	*,e	Imperva, Inc	26
2,288	*	Infoblox, Inc	34
4,979	*	Informatica Corp	170
1,502	*	Information Services Group, Inc	6
766	*	Interactive Intelligence, Inc	32
3,256	*	Internap Network Services Corp	22
41,539		International Business Machines Corp	7,885
12,234		Intuit, Inc	1,072
2,215	e	j2 Global, Inc	109
3,657		Jack Henry & Associates, Inc	204
1,823	*,e	Jive Software, Inc	11
1,403	*	Knot, Inc	16
3,283	*	Kofax Ltd	25
2,949		Leidos Holdings, Inc	101
3,363	*	Limelight Networks, Inc	8
4,602	*	LinkedIn Corp	956
3,304	*	Lionbridge Technologies	15
1,143	*,e	Liquidity Services, Inc	16
2,686	*	Liveperson, Inc	34
1,024	*	LogMeIn, Inc	47
346	*	Luxoft Holding, Inc	13
716	*,e	magicJack VocalTec Ltd	7
3,548	*	Manhattan Associates, Inc	119
307		Mantech International Corp (Class A)	8
1,311		Marchex, Inc (Class B)	5
1,197	*	Marin Software, Inc	10
1,134	*,e	Marketo, Inc	37
43,909		Mastercard, Inc (Class A)	3,246
455	*,e	Mavenir Systems, Inc	6
3,118		MAXIMUS, Inc	125
4,392		Mentor Graphics Corp	90
362,941		Microsoft Corp	16,826
425	*	MicroStrategy, Inc (Class A)	56
3,264	*,e	Millennial Media, Inc	6
844	*	Model N, Inc	8
2,352	*,e	ModusLink Global Solutions, Inc	8
1,065	*	MoneyGram International, Inc	13
1,800		Monotype Imaging Holdings, Inc	51
4,071	*	Monster Worldwide, Inc	22
1,721	*	Move, Inc	36
1,792	*	Netscout Systems, Inc	82
1,828	*,e	NetSuite, Inc	164
2,439	*,e	NeuStar, Inc (Class A)	61
2,981		NIC, Inc	51
11,833	*	Nuance Communications, Inc	182
335	*,e	OPOWER, Inc	6
143,817		Oracle Corp	5,505
9,063	*	Pandora Media, Inc	219
14,376		Paychex, Inc	635
1,584		Pegasystems, Inc	30
1,536	*	Perficient, Inc	23
958	*	PRG-Schultz International, Inc	6
1,469	*	Progress Software Corp	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,629	*	Proofpoint, Inc	$60
1,099	*	PROS Holdings, Inc	28
5,492	*	PTC, Inc	203
440	*,e	Q2 Holdings, Inc	6
400		QAD, Inc (Class A)	7
3,971	*	QLIK Technologies, Inc	107
700	*	Qualys, Inc	19
1,192	*	QuinStreet, Inc	5
5,171	*	Rackspace Hosting, Inc	168
1,111	*,e	Rally Software Development Corp	13
1,085	*	RealNetworks, Inc	8
2,115	*,e	RealPage, Inc	33
8,286	*	Red Hat, Inc	465
393		Reis, Inc	9
289	*	Rightside Group Ltd	3
801	*,e	Rocket Fuel, Inc	13
560	*	Rosetta Stone, Inc	4
3,677	*	Rovi Corp	73
1,990		Sabre Corp	36
27,103	*	Salesforce.com, Inc	1,559
594		Sapiens International Corp NV	4
5,190	*	Sapient Corp	73
1,911		Science Applications International Corp	84
1,059	*	Sciquest, Inc	16
1,446	*	Seachange International, Inc	10
6,361	*	ServiceNow, Inc	374
2,827	*,e	ServiceSource International LLC	9
666	*,e	Shutterstock, Inc	48
1,525	*,e	Silver Spring Networks, Inc	15
2,993	*	SolarWinds, Inc	126
3,154		Solera Holdings, Inc	178
5,214	*	Splunk, Inc	289
690	*	SPS Commerce, Inc	37
2,996	*	SS&C Technologies Holdings, Inc	131
595	*	Stamps.com, Inc	19
1,911	*	Sykes Enterprises, Inc	38
30,513		Symantec Corp	717
1,551	*	Synchronoss Technologies, Inc	71
6,827	*	Synopsys, Inc	271
744	*	Syntel, Inc	65
1,633	*	TA Indigo Holding Corp	13
1,675	*	Tableau Software, Inc	122
3,038	*	Take-Two Interactive Software, Inc	70
1,464	*	Tangoe, Inc	20
708	*	TechTarget, Inc	6
2,099	*	TeleCommunication Systems, Inc (Class A)	6
834	*	TeleNav, Inc	6
922	*	TeleTech Holdings, Inc	23
6,688	*	Teradata Corp	280
840	*,e	Textura Corp	22
7,528	*	TIBCO Software, Inc	178
5,735	*	TiVo, Inc	73
7,388		Total System Services, Inc	229
285	*	Travelzoo, Inc	4
1,467	*	Tremor Video, Inc	3
1,639	*,e	Trulia, Inc	80
21,146	*	Twitter, Inc	1,091
1,414	*	Tyler Technologies, Inc	125
1,265	*	Ultimate Software Group, Inc	179
2,160	*	Unisys Corp	51
4,640	*	Unwired Planet, Inc	9
5,492	*	Vantiv, Inc	170
225	*,e	Varonis Systems, Inc	5
1,577	*	Vasco Data Security International	30
5,078	*	VeriFone Systems, Inc	175
2,379	*	Verint Systems, Inc	132
5,315	*	VeriSign, Inc	293
2,063	*,e	VirnetX Holding Corp	12
1,136	*	Virtusa Corp	40
21,938		Visa, Inc (Class A)	4,681

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,503	*,e	VistaPrint Ltd	$82
3,910	*	VMware, Inc (Class A)	367
2,387	*,e	Vringo, Inc	2
1,683	*,e	WebMD Health Corp (Class A)	70
2,286	*	Website Pros, Inc	46
24,379		Western Union Co	391
622	*,e	Wix.com Ltd	10
4,135	*	Workday, Inc	341
51,506		Xerox Corp	681
1,381	*	Xoom Corp	30
44,287	*	Yahoo!, Inc	1,805
2,240	*	Yelp, Inc	153
485	*,e	Zendesk, Inc	10
1,371	*,e	Zillow, Inc	159
3,311	*	Zix Corp	11
31,985	*	Zynga, Inc	86

		TOTAL SOFTWARE & SERVICES	100,046

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
4,845	*,e	3D Systems Corp	225
1,804		Adtran, Inc	37
1,059	*	Agilysys, Inc	12
548	e	Alliance Fiber Optic Products, Inc	7
6,756		Amphenol Corp (Class A)	675
1,193		Anixter International, Inc	101
265,017		Apple, Inc	26,700
654	*	Applied Optoelectronics, Inc	11
471	*	Arista Networks, Inc	42
5,392	*	ARRIS Group, Inc	153
4,392	*	Arrow Electronics, Inc	243
3,825	*	Aruba Networks, Inc	83
6,101		Avnet, Inc	253
2,062		AVX Corp	27
653		Badger Meter, Inc	33
674		Bel Fuse, Inc (Class B)	17
1,931		Belden CDT, Inc	124
2,361	*	Benchmark Electronics, Inc	52
755		Black Box Corp	18
4,246	*	Bookham, Inc	6
19,255		Brocade Communications Systems, Inc	209
1,369	*	CalAmp Corp	24
1,907	*	Calix Networks, Inc	18
3,844		CDW Corp	119
1,874	*	Checkpoint Systems, Inc	23
4,653	*,e	Ciena Corp	78
225,088		Cisco Systems, Inc	5,665
522	*,e	Clearfield, Inc	7
3,781		Cognex Corp	152
1,087		Coherent, Inc	67
2,354	*	CommScope Holding Co, Inc	56
784		Comtech Telecommunications Corp	29
490	*	Control4 Corp	6
57,973		Corning, Inc	1,121
1,943	*,e	Cray, Inc	51
1,679		CTS Corp	27
937	*,e	CUI Global, Inc	7
2,087		Daktronics, Inc	26
2,455		Diebold, Inc	87
1,490	*	Digi International, Inc	11
2,076		Dolby Laboratories, Inc (Class A)	87
2,718	*	Dot Hill Systems Corp	10
68	*	DTS, Inc	2
789	*,e	Eastman Kodak Co	17
1,847	*	EchoStar Corp (Class A)	90
1,000		Electro Rent Corp	14
1,074		Electro Scientific Industries, Inc	7
2,122	*	Electronics for Imaging, Inc	94
89,522		EMC Corp	2,619
3,637	*	Emulex Corp	18
4,537	*	Extreme Networks, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,021	*	F5 Networks, Inc	$359
1,548	*	Fabrinet	23
851	*	FARO Technologies, Inc	43
1,866		FEI Co	141
4,415	*	Finisar Corp	73
6,501		Flir Systems, Inc	204
1,328	*	GSI Group, Inc	15
5,307	*	Harmonic, Inc	34
4,653		Harris Corp	309
83,659		Hewlett-Packard Co	2,967
1,305	*	Immersion Corp	11
5,305	*	Infinera Corp	57
6,446	*	Ingram Micro, Inc (Class A)	166
1,984	*	Insight Enterprises, Inc	45
1,861		InterDigital, Inc	74
1,027	*	Intevac, Inc	7
3,133	*,e	InvenSense, Inc	62
1,522	e	IPG Photonics Corp	105
1,761	*	Itron, Inc	69
2,593	*	Ixia	24
8,999		Jabil Circuit, Inc	182
10,901	*	JDS Uniphase Corp	140
21,074		Juniper Networks, Inc	467
2,177	*	Kemet Corp	9
3,773	*,e	Knowles Corp	100
758	*	KVH Industries, Inc	9
2,730		Lexmark International, Inc (Class A)	116
1,051		Littelfuse, Inc	90
1,385	*	Maxwell Technologies, Inc	12
742	*	Measurement Specialties, Inc	64
1,540	*	Mercury Computer Systems, Inc	17
126		Mesa Laboratories, Inc	7
1,672		Methode Electronics, Inc	62
9,907		Motorola, Inc	627
731		MTS Systems Corp	50
555	*	Multi-Fineline Electronix, Inc	5
4,414		National Instruments Corp	137
7,408	*	NCR Corp	247
14,653		NetApp, Inc	629
1,861	*	Netgear, Inc	58
1,913	*	Newport Corp	34
630	*,e	Nimble Storage, Inc	16
496	*	Numerex Corp	5
897		Oplink Communications, Inc	15
970	*	OSI Systems, Inc	62
2,290	*	Palo Alto Networks, Inc	225
1,164		Park Electrochemical Corp	27
3,576	*,e	Parkervision, Inc	4
430		PC Connection, Inc	9
2,022		Plantronics, Inc	97
1,613	*	Plexus Corp	60
6,111	*	Polycom, Inc	75
950	*	Procera Networks, Inc	9
4,059	*	QLogic Corp	37
73,892		Qualcomm, Inc	5,525
11,444	*,e	Quantum Corp	13
1,970	*,e	RealD, Inc	18
7,292	*	Riverbed Technology, Inc	135
1,445	*	Rofin-Sinar Technologies, Inc	33
790	*	Rogers Corp	43
2,837	*	Ruckus Wireless, Inc	38
9,876		SanDisk Corp	967
3,808	*	Sanmina Corp	79
1,187	*	Scansource, Inc	41
2,605	*	ShoreTel, Inc	17
1,782	*,e	Silicon Graphics International Corp	16
11,025	*	Sonus Networks, Inc	38
1,764	*,e	Speed Commerce, Inc	5
2,178	*,e	Stratasys Ltd	263
1,355	*	Super Micro Computer, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,586	*	Synaptics, Inc	$116
1,254	*	SYNNEX Corp	81
1,618	*	Tech Data Corp	95
247		Tessco Technologies, Inc	7
11,519	*	Trimble Navigation Ltd	351
2,608	*	TTM Technologies, Inc	18
1,309	e	Ubiquiti Networks, Inc	49
1,939	*,e	Universal Display Corp	63
1,815	*	Viasat, Inc	100
128	*	Viasystems Group, Inc	2
3,529	*	Violin Memory, Inc	17
5,324		Vishay Intertechnology, Inc	76
654	*	Vishay Precision Group, Inc	10
9,437		Western Digital Corp	918
1,994	*	Zebra Technologies Corp (Class A)	142

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	57,389

TELECOMMUNICATION SERVICES - 2.2%
3,853	*	8x8, Inc	26
228,334		AT&T, Inc	8,046
490		Atlantic Tele-Network, Inc	26
769	*	Boingo Wireless, Inc	5
25,282		CenturyTel, Inc	1,034
10,048	*	Cincinnati Bell, Inc	34
2,196		Cogent Communications Group, Inc	74
1,753		Consolidated Communications Holdings, Inc	44
705		Enventis Corp	13
1,092	*	Fairpoint Communications, Inc	17
45,641	e	Frontier Communications Corp	297
1,464	*	General Communication, Inc (Class A)	16
12,052	*,e	Globalstar, Inc	44
460	*,e	Hawaiian Telcom Holdco, Inc	12
609		IDT Corp (Class B)	10
2,355	*	inContact, Inc	20
1,751		Inteliquent, Inc	22
1,183	*	Intelsat S.A.	20
2,990	*,e	Iridium Communications, Inc	26
7,951	*	Level 3 Communications, Inc	364
757		Lumos Networks Corp	12
757	e	NTELOS Holdings Corp	8
1,760	*	Orbcomm, Inc	10
2,509	*	Premiere Global Services, Inc	30
1,251	*,e	RingCentral, Inc	16
5,617	*	SBA Communications Corp (Class A)	623
1,093		Shenandoah Telecom Co	27
1,177		Spok Holdings, Inc	15
32,103	*,e	Sprint Corp	204
3,516		Telephone & Data Systems, Inc	84
11,712		T-Mobile US, Inc	338
6,097	*	tw telecom inc (Class A)	254
580		US Cellular Corp	21
181,518		Verizon Communications, Inc	9,074
7,062	*	Vonage Holdings Corp	23
27,433		Windstream Holdings, Inc	296

		TOTAL TELECOMMUNICATION SERVICES	21,185

TRANSPORTATION - 2.3%
2,669	*	Air Transport Services Group, Inc	19
6,264		Alaska Air Group, Inc	273
482		Allegiant Travel Co	60
321		Amerco, Inc	84
31,236		American Airlines Group, Inc	1,108
1,342		Arkansas Best Corp	50
1,180	*	Atlas Air Worldwide Holdings, Inc	39
4,667	*	Avis Budget Group, Inc	256
2,213	e	Baltic Trading Ltd	9
988		Celadon Group, Inc	19
6,553		CH Robinson Worldwide, Inc	435
2,582		Con-Way, Inc	123

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,521		Copa Holdings S.A. (Class A)	$163
44,316		CSX Corp	1,421
38,068		Delta Air Lines, Inc	1,376
812	*	Echo Global Logistics, Inc	19
8,709		Expeditors International of Washington, Inc	353
13,046		FedEx Corp	2,106
1,381		Forward Air Corp	62
2,296	*	Genesee & Wyoming, Inc (Class A)	219
2,009	*,e	Hawaiian Holdings, Inc	27
2,401	e	Heartland Express, Inc	57
19,763	*	Hertz Global Holdings, Inc	502
1,702	*	Hub Group, Inc (Class A)	69
374		International Shipholding Corp	7
4,019		J.B. Hunt Transport Services, Inc	298
9,209	*	JetBlue Airways Corp	98
4,900		Kansas City Southern Industries, Inc	594
2,515	*	Kirby Corp	296
2,626		Knight Transportation, Inc	72
1,449		Knightsbridge Tankers Ltd	13
2,003		Landstar System, Inc	145
1,041		Marten Transport Ltd	19
1,942		Matson, Inc	49
2,759		Navios Maritime Holdings, Inc	17
13,670		Norfolk Southern Corp	1,526
2,771	*	Old Dominion Freight Line	196
421		Park-Ohio Holdings Corp	20
309	*	Patriot Transportation Holding, Inc	10
1,212	*	Quality Distribution, Inc	15
2,007	*	Republic Airways Holdings, Inc	22
1,220	*	Roadrunner Transportation Services Holdings, Inc	28
2,384		Ryder System, Inc	214
1,350	*	Saia, Inc	67
5,390	*	Scorpio Bulkers, Inc	31
2,348		Skywest, Inc	18
30,442		Southwest Airlines Co	1,028
3,208	*	Spirit Airlines, Inc	222
3,842	*	Swift Transportation Co, Inc	81
16,465	*	UAL Corp	770
39,741		Union Pacific Corp	4,309
31,239		United Parcel Service, Inc (Class B)	3,070
200		Universal Truckload Services, Inc	5
1,762	e	UTI Worldwide, Inc	19
1,553		Werner Enterprises, Inc	39
996	*	Wesco Aircraft Holdings, Inc	17
2,305	*,e	XPO Logistics, Inc	87
1,384	*	YRC Worldwide, Inc	28

		TOTAL TRANSPORTATION	22,279

UTILITIES - 3.0%
1,364	*	Abengoa Yield plc	49
28,400		AES Corp	403
5,260		AGL Resources, Inc	270
1,847		Allete, Inc	82
4,814		Alliant Energy Corp	267
10,710		Ameren Corp	410
21,548		American Electric Power Co, Inc	1,125
1,754		American States Water Co	53
7,894		American Water Works Co, Inc	381
7,726		Aqua America, Inc	182
366		Artesian Resources Corp	7
5,498	e	Atlantic Power Corp	13
4,152		Atmos Energy Corp	198
2,754		Avista Corp	84
1,970		Black Hills Corp	94
2,026		California Water Service Group	45
18,673	*	Calpine Corp	405
18,951		Centerpoint Energy, Inc	464
671		Chesapeake Utilities Corp	28
2,716		Cleco Corp	131
11,966		CMS Energy Corp	355
518		Connecticut Water Service, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
12,839		Consolidated Edison, Inc	$727
25,584		Dominion Resources, Inc	1,768
7,673		DTE Energy Co	584
31,216		Duke Energy Corp	2,334
4,582	*	Dynegy, Inc	132
14,246		Edison International	797
1,646		El Paso Electric Co	60
1,919		Empire District Electric Co	46
7,717		Entergy Corp	597
37,894		Exelon Corp	1,292
18,543		FirstEnergy Corp	622
6,564		Great Plains Energy, Inc	159
4,472	e	Hawaiian Electric Industries, Inc	119
2,116		Idacorp, Inc	113
3,350		Integrys Energy Group, Inc	217
6,906		ITC Holdings Corp	246
1,419		Laclede Group, Inc	66
8,599		MDU Resources Group, Inc	239
1,530		MGE Energy, Inc	57
813		Middlesex Water Co	16
3,367		National Fuel Gas Co	236
1,688		New Jersey Resources Corp	85
18,873		NextEra Energy, Inc	1,772
13,919		NiSource, Inc	570
14,046		Northeast Utilities	622
939		Northwest Natural Gas Co	40
1,761		NorthWestern Corp	80
14,883		NRG Energy, Inc	454
1,290		NRG Yield, Inc	61
8,673		OGE Energy Corp	322
2,332		ONE Gas, Inc	80
919	e	Ormat Technologies, Inc	24
1,620		Otter Tail Corp	43
1,740		Pattern Energy Group, Inc	54
11,070		Pepco Holdings, Inc	296
19,592		PG&E Corp	882
3,465		Piedmont Natural Gas Co, Inc	116
4,744		Pinnacle West Capital Corp	259
3,642		PNM Resources, Inc	91
3,464		Portland General Electric Co	111
28,008		PPL Corp	920
22,436		Public Service Enterprise Group, Inc	836
7,671		Questar Corp	171
6,017		SCANA Corp	298
10,786		Sempra Energy	1,137
678		SJW Corp	18
1,243		South Jersey Industries, Inc	66
38,568		Southern Co	1,683
2,114		Southwest Gas Corp	103
9,633		TECO Energy, Inc	167
817	*	TerraForm Power, Inc	24
7,617		UGI Corp	260
2,315		UIL Holdings Corp	82
597		Unitil Corp	19
3,477		Vectren Corp	139
5,819		Westar Energy, Inc	199
2,373		WGL Holdings, Inc	100
9,962	e	Wisconsin Energy Corp	428
21,678		Xcel Energy, Inc	659
672		York Water Co	13

		TOTAL UTILITIES	28,774

		TOTAL COMMON STOCKS (Cost $483,958)	960,599

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
711	m	Magnum Hunter Resources Corp	$0	^

		TOTAL ENERGY	0	^

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,733	m	Trius Therapeutics, Inc	$0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS (Cost $6)	6

SHORT-TERM INVESTMENTS - 2.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
28,177,071	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	28,177

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	28,177

		TOTAL SHORT-TERM INVESTMENTS (Cost $28,177)	28,177

		TOTAL INVESTMENTS - 103.1% (Cost $512,141)	988,782
		OTHER ASSETS & LIABILITIES, NET - (3.1)%	(30,143)

		NET ASSETS - 100.0%	$958,639

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securites on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,097,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value is valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2014, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of September 30, 2014, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity Investments:
Health care	$129,753	$—	$6	$129,759
Telecommunication services	$21,185	$—	$6	21,191
All other equity investments*	$809,655	$—	$—	809,655
Short-term investments	$28,177	$—	$—	28,177
Total	$988,770	$—	$12	$988,782

*	For detailed categories, see the accompanying Schedule of investments

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2014, the Account held no open futures contracts.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $476,641,000 consisting of gross unrealized appreciation of $509,518,000 and gross unrealized depreciation of $(32,877,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: November 17, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer